UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2008

Item 1.	Reports to Stockholders.

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

New Jersey Municipal Money Fund

Annual Report

June 30, 2008

UBS RMA

August 15, 2008

Dear shareholder,

We present you with the annual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund Inc.; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the twelve months ended June 30, 2008.

Performance

In an attempt to boost a weakening US economy, the Federal Reserve Board lowered the federal funds rate seven times during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) These decreases caused the yields of the securities in which the Funds invest to decline, lowering the Funds’ yields.

As of June 30, 2008, the Funds’ seven-day current yields were:

• UBS RMA Money Market Portfolio: 2.07%, versus 4.76% on June 30, 2007;

• UBS RMA U.S. Government Portfolio: 1.44%, versus 4.36% on June 30, 2007;

* Note: A management change occurred during the reporting period. On March 20, 2008, Robert Sabatino, an executive director in UBS Global Asset Management (Americas) Inc.’s short duration fixed income group, assumed primary responsibility for the UBS RMA Money Market Portfolio and the UBS RMA U.S. Government Portfolio, replacing Michael Markowitz.

UBS RMA Money Market Portfolio, UBS RMA

U.S. Government Portfolio

Investment goal

(both Portfolios):

Maximum current income consistent with preservation of capital and liquidity

Portfolio manager

(both Portfolios):

Robert Sabatino*

UBS Global Asset Management (Americas) Inc.

Commencement

(both Portfolios):

October 4, 1982

Dividend payment

(both Portfolios):

Monthly

UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund

Investment goal

(all four Funds):

Maximum current income exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

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• UBS RMA Tax-Free Fund Inc.: 1.05%, versus 3.14% on June 30, 2007;

• UBS RMA California Municipal Money Fund: 0.98%, versus 3.07% on June 30, 2007;

• UBS RMA New York Municipal Money Fund: 0.94%, versus 3.04% on June 30, 2007;

• UBS RMA New Jersey Municipal Money Fund: 0.84%, versus 2.91% on June 30, 2007.

An interview with the Portfolio Managers

Q.	Can you describe the economic environment during the reporting period?
A:	The US economy, which had been fairly resilient through the third quarter of 2007, weakened considerably during the remainder of the 12-month period. After reporting that second and third quarter 2007 gross domestic product (“GDP”) growth was 3.8% and 4.9%, respectively, the US Department of Commerce said that GDP growth sunk to just 0.6% in the fourth quarter of 2007.

A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and tepid consumer and business spending. While there were fears that the economy would contract, GDP grew 0.9% during the first quarter of 2008, and an estimated 1.9% in the second quarter of 2008. This was due, in part, to strong exports, buoyed by a declining dollar that made US goods more attractive overseas.

While the US may not officially be in a recession (defined by two consecutive quarters or more of negative GDP growth), there are numerous strains that may impede a meaningful economic rebound in the near future. Housing prices continue to fall, and credit conditions remain tight due to massive write-downs associated with subprime mortgages.

While the job market had held up relatively well in 2007, it too has faltered. The US Labor Department announced that payrolls fell in each of the first six months of 2008 and the unemployment rate reached

Portfolio managers

(all four Funds):

Elbridge T. Gerry III

Ryan Nugent

UBS Global Asset

Management (Americas) Inc.

Commencement:

Tax-Free—October 4, 1982

California Municipal—

November 7, 1988

New York Municipal—

November 10, 1988

New Jersey Municipal—

February 1, 1991

Dividend payment

(all four Funds):

Monthly

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5.7% in July, its highest level since March 2004. Despite slowing growth, inflationary pressures are mounting. Typically, when economic growth slows, falling demand helps to temper rising prices. However, record high oil and rising food prices have caused inflation to remain elevated.

Q.	How did the Federal Reserve Board (the “Fed”) react in this economic environment?
A.	The Fed has been aggressive in attempting to stabilize the markets and keep the US economy from falling into a recession. As the problems and fallout from subprime mortgages and other issues escalated, the Fed moved into action by pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations.

In September 2007, the Fed began its campaign of lowering the fed funds rate. From that time through April 2008, the Fed lowered the rate a total of seven times, bringing it to 2.00%, its lowest level since 2004. However, with inflationary pressures mounting, the Fed held the rate steady during its meeting in June 2008.

In its statement accompanying its August 2008 meeting, following the conclusion of the reporting period, the Fed stated: “Economic activity expanded in the second quarter, partly reflecting growth in consumer spending and exports. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and elevated energy prices are likely to weigh on economic growth over the next few quarters.”

Q.	How was the UBS RMA Money Market Portfolio managed during the period?
A.	A significant portion of the Portfolio was comprised of commercial paper and short-term corporate obligations during the first half of the reporting period.

Our process led us to be highly selective in terms of the types of commercial paper held in the Portfolio, which benefited performance. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) During the reporting period, we did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Instead, we emphasized the more stable multi-seller commercial paper programs. The Portfolio also invested in other types of short-term obligations, including certificates of deposit, during this time.

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UBS RMA

Toward the middle of the reporting period, we increased the Portfolio’s exposure to repurchase agreements significantly as we sought to increase the Portfolio’s liquidity. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined price and time or upon demand.) This increase helped to reduce the Fund’s risk exposure.

In response to turmoil in certain parts of the asset-backed commercial paper market during the middle of the reporting period, we decreased our exposure to these securities and increased our exposure to US government and agency obligations, benefiting performance. In the Portfolio’s remaining asset-backed commercial paper holdings, we took a cautious approach and emphasized multi-seller conduits and holdings with shorter maturities.

Q.	How was the UBS RMA U.S. Government Portfolio managed during the period?
A.	Throughout the period, the Portfolio continued to emphasize investments in repurchase agreements backed by government obligations. These investments offered higher yields than direct investments in Treasury securities. Toward the end of the reporting period, we also purchased securities issued by US government agencies in an effort to add yield to the Portfolio, which benefited performance. In doing so, we decreased our exposure to repurchase agreements.

Q.	How were the RMA Tax-Free, RMA California, RMA New York and RMA New Jersey Funds managed during the period?
A.	We allowed most of the Funds’ weighted average maturities to decrease somewhat as the period progressed, as we believed that interest rates were likely to decrease.

Throughout the reporting period, in order to add yield and diversity to the portfolios, we maintained an exposure to a range of tax-free money market instruments. We focused on uninsured variable rate demand notes, or “VRDNs,” which offered diversification and attractive rates throughout the period.(1) During this time, we also maintained positions in tender option bonds, which benefited performance.(2)

(1)

Purchased at par, VRDNs pay monthly or quarterly interest based on a floating rate that is reset daily or weekly, usually based on an index of short-term municipal rates. The underlying securities or issuers of uninsured VRDNs are deemed to be of high enough quality by themselves, and do not require separate bond insurance to make them eligible investments for money market funds.

(2)

Securities of this kind are created when a sponsor places long-term municipal bonds in a trust. Next, the structure is further enhanced, usually through the addition of a demand feature of some sort related to notes issued by the trust itself. The trust issues short-term securities and the notes are purchased at par and pay interest periodically based on a floating rate that resets from time to time. We believed many of these programs to be more flexible in adjusting to market challenges.

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UBS RMA

As the first half of the reporting period progressed, we purchased tax-exempt commercial paper issued by municipalities, as well as fixed rate notes when attractive issues became available. As a result, the Fund responded well to the credit market volatility that prevailed throughout the reporting period.

In the second half of the reporting period, the Fund continued to invest in uninsured VRDNs, as well as selectively investing in taxable repurchase agreements backed by Treasuries, which benefited performance. (For more information regarding taxable investments, please refer to the box on page 6.) The Fund also continued to invest in tender option bonds.

Q.	Municipal bonds have appeared in the headlines in recent months. How did these issues impact the tax-exempt funds?
A.	During the reporting period, longer-term municipal bond prices fell dramatically. We believe this was mainly due to issues related to bond insurers, together with forced selling by highly leveraged hedge funds and concerns that slower growth could impact some issuers’ ability to meet their debt obligations. While the municipal bond market rallied somewhat in March 2008, it underperformed the taxable bond market over the course of the reporting period. Within the municipal bond market, shorter-term securities outperformed their longer-term counterparts, and higher-quality bonds outperformed those of a lower quality, given investors’ increased risk aversion.

Turbulence in the subprime mortgage market and elsewhere began impacting several of the bond insurers that back many variable rate demand notes.(3) Several of these insurers were downgraded or placed on “credit watch” by the major rating agencies, including Fitch Ratings, Moody’s Investors Service, and Standard & Poor’s(4) during the period.

Beginning in the first quarter of 2008, we sought to lessen exposure to securities related to certain of those insurers to the extent that we believed it was practicable and appropriate to do so. Instead, the Funds focused on maintaining an allocation to two types of higher-quality issues. These included those backed by bond insurer Financial Security Assurance (FSA), the only insurer to have its AAA rating affirmed, and deemed to have a stable outlook from all three rating agencies, as well as issues in which we deemed the underlying issuers’ credit quality to

(3)	Bond insurers offer financial guaranty insurance policies, which guarantee that the insurer will make the scheduled principal and interest payments on time and in full if the issuer cannot.
(4)	Examples of more well-known ratings services are Moody’s Investors Service, Standard and Poor’s (a division of The McGraw-Hill Companies) and Fitch Ratings.

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UBS RMA

Special note regarding the tax-exempt funds:

In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors— while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Funds’ offering documents and as believed prudent or appropriate. While our primary focus was on investing in municipal securities, given the challenging conditions and our emphasis on safety, these taxable investments were made for a limited period of time during the second half of the reporting period, and represented a small percentage of the funds’ portfolios.

While the Funds benefited from their investments in taxable securities, a portion of the Funds’ yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable investments should at least partially offset any lost tax advantage. In addition, due to a lack of availability of state-specific municipal investments meeting our investment criteria, the California, New Jersey, and New York municipal funds purchased limited quantities of out-of-state municipal bonds at times during the reporting period, which also had a slight impact on the tax advantages of affected funds. Of course, we plan to continue to manage the Funds so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

be sufficient, even without any insurance overlay. The tax-exempt funds placed greater emphasis on these types of issues. We conduct careful analysis on the credit quality of the underlying issuer of securities, regardless of the existence of the insurance enhancement. The municipal issuers underlying our insured positions are primarily within a range that is higher than the average quality of the overall insured market, as measured by the Lehman Brothers Municipal Bond Index.

Q.	What factors do you believe will affect the portfolios over the coming months?
A.

Recent economic data suggest that the US economy may be headed for further contraction. As the financial markets continue to be plagued by low liquidity, further write-downs at major investment banks appear likely. We believe that the Fed will remain concerned about inflationary

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UBS RMA

pressures on the economy, and that inflation considerations will weigh on their decisions regarding the fed funds rate in the coming quarters. In response to the market conditions, we plan to continue to monitor economic data closely and actively manage the Funds’ portfolios as we seek to add value for our shareholders.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp

President

UBS RMA Money Fund Inc.

(UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust

(UBS RMA California Municipal Money Fund

and UBS RMA New York Municipal Money Fund)

UBS Municipal Money Market Series

(UBS RMA New Jersey Municipal Money Fund)

Head—Americas

UBS Global Asset Management (Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

UBS RMA New Jersey Municipal Money Fund

Managing Director

UBS Global Asset Management (Americas) Inc.

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UBS RMA

Ryan Nugent

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

UBS RMA New Jersey Municipal Money Fund

Director

UBS Global Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Executive Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended June 30, 2008. The views and opinions in the letter were current as of August 15, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	06/30/08		12/31/07		06/30/07
Seven-day current yield(1)	2.07%		4.07%		4.76%
Seven-day effective yield(1)	2.09		4.15		4.87
Weighted average maturity(2)	49	days	43	days	55	days
Net assets (bn)	$16.8		$16.0		$13.1

Portfolio composition(3)	06/30/08		12/31/07		06/30/07
US government and agency obligations	26.2%		18.9%		5.3%
Commercial paper	24.3		13.1		54.4
Repurchase agreements	17.9		33.9		2.1
Certificates of deposit	16.8		14.5		15.9
Short-term corporate obligations	11.5		13.6		20.2
Money market funds	9.0		1.3		0.0	(4)
Bank notes	2.3		0.5		3.8
Time deposits	0.8		4.7		–
Other assets less liabilities	(8.8)		(0.5)		(1.7)
Total	100.0%		100.0%		100.0%

UBS RMA U.S. Government Portfolio

Yields and characteristics	06/30/08		12/31/07		06/30/07
Seven-day current yield(1)	1.44%		3.10%		4.36%
Seven-day effective yield(1)	1.45		3.14		4.46
Weighted average maturity(2)	35	days	26	days	15	days
Net assets (bn)	$2.4		$1.6		$1.0

Portfolio composition(3)	06/30/08		12/31/07		06/30/07
Repurchase agreements	68.0%		62.9%		100.1%
US government and agency obligations	32.1		37.1		28.6
Money market fund	0.0	(4)	0.1		0.0	(4)
Other assets less liabilities	(0.1)		(0.1)		(28.7)
Total	100.0%		100.0%		100.0%

(1)

Yields will fluctuate and may reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

(2)	The Portfolios are actively managed and their weighted average maturities will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Portfolios are actively managed and their compositions will vary over time.

(4)	Weightings represent less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

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UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	06/30/08		12/31/07		06/30/07
Seven-day current yield(1)	1.05%		2.83%		3.14%
Seven-day effective yield(1)	1.05		2.87		3.19
Weighted average maturity(2)	22	days	19	days	17	days
Net assets (bn)	$7.4		$6.3		$4.9

Portfolio composition(3)	06/30/08		12/31/07		06/30/07
Municipal bonds and notes	89.0%		92.2%		86.5%
Tax-exempt commercial paper	9.3		7.3		7.7
Money market funds	3.3		0.8		–
Multi-issuer municipal asset-backed securities	–		0.7		4.5
Other assets less liabilities	(1.6)		(1.0)		1.3
Total	100%		100.0%		100.0%

UBS RMA California Municipal Money Fund

Yields and characteristics	06/30/08		12/31/07		06/30/07
Seven-day current yield(1)	0.98%		2.65%		3.07%
Seven-day effective yield(1)	0.98		2.68		3.12
Weighted average maturity(2)	26	days	31	days	29	days
Net assets (bn)	$1.8		$1.5		$1.2

Portfolio composition(3)	06/30/08		12/31/07		06/30/07
Municipal bonds and notes	93.9%		92.8%		93.1%
Tax-exempt commercial paper	5.9		4.9		6.7
Money market fund	2.5		0.5		–
Multi-issuer municipal asset-backed securities	–		1.1		6.7
Other assets less liabilities	(2.3)		0.7		(6.5)
Total	100.0%		100.0%		100.0%

(1)

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

(2)	The Funds are actively managed and their weighted average maturities will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

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Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	06/30/08		12/31/07		06/30/07
Seven-day current yield(1)	0.94%		2.71%		3.04%
Seven-day effective yield(1)	0.95		2.75		3.09
Weighted average maturity(2)	18	days	26	days	20	days
Net assets (mm)	$1,412.9		$1,080.9		$832.6

Portfolio composition(3)	06/30/08		12/31/07		06/30/07
Municipal bonds and notes	89.8%		92.4%		91.0%
Tax-exempt commercial paper	8.1		10.1		9.2
Money market fund	1.0		1.0		–
Other assets less liabilities	1.1		(3.5)		(0.2)
Total	100.0%		100.0%		100.0%

UBS RMA New Jersey Municipal Money Fund

Yields and characteristics	06/30/08		12/31/07		06/30/07
Seven-day current yield(1)	0.84%		2.34%		2.91%
Seven-day effective yield(1)	0.84		2.37		2.95
Weighted average maturity(2)	19	days	20	days	28	days
Net assets (mm)	$345.6		$273.5		$179.7

Portfolio composition(3)	06/30/08		12/31/07		06/30/07
Municipal bonds and notes	92.7%		87.5%		98.1%
Tax-exempt commercial paper	4.5		1.5		2.5
Money market fund	1.7		1.8		–
Other assets less liabilities	1.1		9.2		(0.6)
Total	100.0%		100.0%		100.0%

(1)

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

(2)	The Funds are actively managed and their weighted average maturities will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

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UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2008

	Face amount	Value
US government and agency obligations—26.19%
Federal Farm Credit Bank 2.030%, due 07/01/08(1)	$128,000,000	$127,995,059
2.080%, due 07/01/08(1)	176,975,000	176,975,000
Federal Home Loan Bank 2.230%, due 07/11/08(2),(3)	150,000,000	149,907,083
2.210%, due 07/18/08(2)	275,000,000	274,713,007
2.284%, due 07/23/08(2)	290,000,000	289,595,224
2.599%, due 08/18/08(1)	27,000,000	27,000,000
4.885%, due 08/20/08(3)	91,000,000	91,017,950
2.060%, due 09/19/08(2),(3)	210,000,000	209,038,667
5.100%, due 09/19/08	135,000,000	135,137,539
2.560%, due 02/13/09	100,000,000	100,374,447
2.310%, due 04/07/09	177,500,000	177,500,000
2.390%, due 04/30/09(3)	175,000,000	175,000,000
2.400%, due 05/13/09(3)	132,500,000	132,478,778
2.820%, due 07/10/09	130,000,000	130,000,000
Federal Home Loan Mortgage Corp. 2.413%, due 07/28/08(1)	166,500,000	166,425,042
2.260%, due 07/31/08(2)	218,483,000	218,071,524
2.120%, due 08/04/08(2),(3)	250,000,000	249,499,444
2.630%, due 08/04/08(2),(3)	86,231,000	86,016,812
2.475%, due 08/18/08(2),(3)	200,000,000	199,340,000
2.450%, due 09/22/08(2),(3)	85,000,000	84,519,868
2.641%, due 09/30/08(1)	78,000,000	77,987,588
3.790%, due 12/08/08(2)	184,528,000	181,419,728
2.625%, due 06/12/09	100,000,000	100,000,000
Federal National Mortgage Association 2.230%, due 07/01/08(1)	225,500,000	225,500,000
1.750%, due 07/09/08(2)	150,033,000	149,974,654
2.810%, due 07/16/08(2),(3)	200,000,000	199,765,833
2.450%, due 08/13/08(2)	69,305,000	69,102,187
2.150%, due 11/12/08(2)	47,575,000	47,194,268
US Treasury Bills 1.586%, due 09/11/08(2),(3)	147,000,000	146,533,716
Total US government and agency obligations (cost—$4,398,083,418)		4,398,083,418

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UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2008

	Face amount	Value
Time deposit—0.80%
Banking-non-US—0.80%
Societe Generale (Cayman Islands) 2.375%, due 07/01/08 (cost—$135,000,000)	$135,000,000	$135,000,000
Bank notes—2.33%
Banking-US—2.33%
Wachovia Bank N.A. (Charlotte) 3.100%, due 07/07/08(1)	156,000,000	156,000,000
Wells Fargo Bank N.A. 2.500%, due 07/29/08	235,000,000	235,000,000
Total bank notes (cost—$391,000,000)		391,000,000
Certificates of deposit—16.81%
Banking-non-US—11.75%
Abbey National Treasury Services PLC 2.940%, due 05/22/09	100,000,000	100,000,000
Bank of Montreal 2.950%, due 08/19/08	135,000,000	135,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.670%, due 08/15/08	122,500,000	122,500,000
2.690%, due 09/05/08	80,000,000	80,000,000
Barclays Bank PLC 3.000%, due 07/25/08	121,000,000	121,000,000
3.020%, due 02/23/09	137,500,000	137,500,000
Calyon N.A., Inc. 3.170%, due 06/02/09	131,500,000	131,500,000
Credit Suisse First Boston 4.230%, due 07/08/08	138,000,000	138,000,000
Deutsche Bank AG 3.011%, due 09/22/08(1)	150,000,000	150,000,000
Fortis Bank NV-SA 2.760%, due 07/03/08	201,850,000	201,850,000
HSBC Bank USA 2.957%, due 07/28/08(1)	115,000,000	115,007,047
Lloyds TSB Bank PLC 2.620%, due 08/19/08	150,000,000	150,000,000
Royal Bank of Scotland 3.750%, due 07/18/08	170,000,000	170,000,000
2.850%, due 11/06/08	85,000,000	85,000,000

13

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2008

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken 5.000%, due 10/09/08	$135,000,000	$135,000,000
		1,972,357,047
Banking-US—5.06%
American Express, Federal Savings Bank 2.500%, due 07/18/08	155,000,000	155,000,000
Bank of America N.A. 2.740%, due 11/03/08	176,000,000	176,000,000
Citibank N.A. 2.790%, due 09/18/08	177,000,000	177,000,000
2.800%, due 09/25/08	75,000,000	75,000,000
State Street Bank & Trust Co. 2.680%, due 10/01/08	66,000,000	66,000,000
US Bank N.A. 2.700%, due 09/15/08	99,500,000	99,500,000
Wachovia Bank N.A. (Charlotte) 2.820%, due 09/30/08	100,750,000	100,750,000
		849,250,000
Total certificates of deposit (cost—$2,821,607,047)		2,821,607,047
Commercial paper(2)—24.31%
Asset backed-miscellaneous—12.22%
Amsterdam Funding Corp. 2.680%, due 07/15/08	130,000,000	129,864,511
Atlantic Asset Securitization LLC 2.570%, due 07/07/08	50,000,000	49,978,583
2.800%, due 07/21/08	50,000,000	49,922,222
Barton Capital LLC 2.860%, due 07/02/08	50,000,000	49,996,028
2.550%, due 07/14/08	120,181,000	120,070,333
Bryant Park Funding LLC 2.530%, due 07/03/08	112,000,000	111,984,258
2.710%, due 07/15/08	100,000,000	99,894,611
Chariot Funding LLC 2.600%, due 07/10/08	175,000,000	174,886,250
2.750%, due 07/28/08	100,000,000	99,793,750

14

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2008

	Face amount	Value
Commercial paper(2)—(continued)
Asset backed-miscellaneous—(concluded)
Falcon Asset Securitization Corp. 2.660%, due 07/22/08	$34,913,000	$34,858,827
2.670%, due 07/22/08	100,218,000	100,061,911
Old Line Funding Corp. 2.500%, due 07/14/08	100,000,000	99,909,722
2.530%, due 07/14/08	100,501,000	100,409,181
2.540%, due 07/14/08	23,128,000	23,106,787
Ranger Funding Co. LLC 2.500%, due 07/02/08	54,439,000	54,435,220
2.640%, due 07/18/08	58,581,000	58,507,969
Regency Markets No. 1 LLC 2.650%, due 07/11/08	68,212,000	68,161,788
2.820%, due 07/17/08	66,864,000	66,780,197
Sheffield Receivables Corp. 2.900%, due 07/09/08	27,000,000	26,982,600
Thunderbay Funding 2.650%, due 07/15/08	113,851,000	113,733,670
2.710%, due 08/05/08	79,262,000	79,053,167
Variable Funding Capital Corp. 2.600%, due 09/05/08	150,000,000	149,285,000
Windmill Funding Corp. 2.580%, due 07/14/08	40,000,000	39,962,733
2.580%, due 07/15/08	150,000,000	149,849,500
		2,051,488,818
Automobile OEM—1.16%
American Honda Finance Corp. 2.150%, due 08/04/08	104,250,000	104,038,315
2.150%, due 08/08/08	91,800,000	91,591,665
		195,629,980
Banking-US—7.01%
Bank of America Corp. 2.470%, due 07/08/08	97,500,000	97,453,173
Danske Corp. 2.490%, due 07/07/08	100,000,000	99,958,500
2.520%, due 07/16/08	85,000,000	84,910,750

15

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2008

	Face amount	Value
Commercial paper(2)—(concluded)
Banking-US—(concluded)
Dexia Delaware LLC 2.730%, due 07/14/08	$82,000,000	$81,919,162
2.650%, due 08/15/08	75,000,000	74,751,562
Fortis Funding LLC 2.670%, due 09/08/08	89,000,000	88,544,542
ING (US) Funding LLC 2.950%, due 08/06/08	78,000,000	77,769,900
2.760%, due 10/27/08	77,750,000	77,046,622
2.960%, due 10/27/08	45,000,000	44,563,400
Nordea N.A., Inc. 2.750%, due 07/11/08	100,000,000	99,923,611
Rabobank USA Financial Corp. 2.530%, due 07/16/08	125,000,000	124,868,229
San Paolo IMI US Financial Co. 2.390%, due 07/02/08	225,000,000	224,985,063
		1,176,694,514
Consumer products-nondurables—0.56%
Procter & Gamble International Funding SCA 2.200%, due 08/04/08	95,000,000	94,802,611
Energy-integrated—0.12%
Chevron Funding Corp. 1.950%, due 07/07/08	20,000,000	19,993,500
Finance-noncaptive diversified—1.27%
General Electric Capital Corp. 2.610%, due 11/06/08	215,000,000	213,004,800
Food/beverage—0.57%
Nestle Capital Corp. 2.645%, due 08/21/08	95,800,000	95,441,029
Pharmaceuticals—0.81%
Pfizer, Inc. 2.520%, due 08/29/08	136,000,000	135,438,320
Telecom-wirelines—0.59%
AT&T, Inc. 2.500%, due 07/01/08	100,000,000	100,000,000
Total commercial paper (cost—$4,082,493,572)		4,082,493,572

16

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2008

	Face amount	Value
Short-term corporate obligations—11.54%
Banking-non-US—8.87%
ANZ National International Ltd. 2.448%, due 07/07/08(1),(4)	$100,000,000	$100,000,000
Bank of Scotland PLC 2.529%, due 07/01/08(1),(4)	173,000,000	173,000,000
BNP Paribas 2.760%, due 08/07/08(1)	150,000,000	150,000,000
2.895%, due 08/13/08(1)	120,000,000	120,000,000
HSBC Bank USA 3.218%, due 07/14/08(1)	128,000,000	128,000,000
La Caja de Ahorros y Pensiones de Barcelona 2.920%, due 07/23/08(1),(4)	125,000,000	125,000,000
National Australia Bank Ltd. 2.461%, due 07/15/08(1),(4)	175,000,000	175,000,000
2.882%, due 09/06/08(1),(4)	105,500,000	105,500,000
Rabobank Nederland NV 2.900%, due 08/11/08(1),(4)	172,000,000	172,000,000
Totta Ireland PLC 2.458%, due 07/07/08(1),(4)	120,000,000	120,000,000
Westpac Banking Corp. 2.440%, due 07/07/08(1),(4)	120,000,000	120,000,000
		1,488,500,000
Banking-US—0.77%
The Bank of New York Mellon Corp. 2.465%, due 07/14/08(1),(4)	130,000,000	130,000,000
Finance-captive automotive—1.90%
Toyota Motor Credit Corp. 2.270%, due 07/01/08(1)	104,850,000	104,850,000
2.698%, due 07/07/08(1)	104,000,000	104,000,147
2.320%, due 07/15/08(1)	110,000,000	110,000,000
		318,850,147
Total short-term corporate obligations (cost—$1,937,350,147)		1,937,350,147

17

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2008

	Face amount	Value
Repurchase agreements—17.87%
Repurchase agreement dated 06/30/08 with Bank of America, 2.300% due 07/01/08, collateralized by $181,514,000 Federal Farm Credit Bank obligations, 5.125% to 5.150% due 11/15/19 to 11/28/22, $199,840,000 Federal Home Loan Bank obligations, 3.000% to 4.750% due 06/24/09 to 03/10/23, $86,403,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.875% due 12/05/08 to 06/13/18 and $385,641,000 Federal National Mortgage Association obligations, 3.940% to 6.110% due 01/29/13 to 08/24/27 (value—$867,000,721); proceeds: $850,054,306	$850,000,000	$850,000,000
Repurchase agreement dated 06/30/08 with Deutsche Bank Securities, Inc., 1.750% due 07/01/08, collateralized by $19,586,445 US Treasury Bond Interest Strips, 6.125% due 11/15/27 and $91,014,000 US Treasury Notes, 4.125% to 4.875% due 08/15/08 to 08/15/09; (value—$102,000,000); proceeds: $100,004,861	100,000,000	100,000,000
Repurchase agreement dated 06/30/08 with Deutsche Bank Securities, Inc., 2.500% due 07/01/08, collateralized by $63,382,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.750% due 03/30/09 to 11/03/09 and $87,300,000 Federal National Mortgage Association obligations, 4.250% due 02/25/13; (value—$153,612,879); proceeds: $150,610,458	150,600,000	150,600,000
Repurchase agreement dated 06/30/08 with Goldman Sachs & Co., 2.300% due 07/01/08, collateralized by $753,230,600 US Treasury Notes, 2.875% to 3.875% due 04/15/09 to 02/15/13; (value—$765,000,039); proceeds 750,047,917	750,000,000	750,000,000
Repurchase agreement dated 06/30/08 with Lehman Brothers, Inc., 2.450% due 07/01/08, collateralized by $224,110,000 Federal Home Loan Bank obligations, zero coupon due 09/26/08 and $109,380,000 Federal National Mortgage Association obligations, zero coupon due 10/01/08; (value—$331,501,069); proceeds: $325,022,118	325,000,000	325,000,000

18

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2008

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 06/30/08 with Merrill Lynch & Co., 2.000% due 07/01/08, collateralized by $92,950,000 Federal Farm Credit Bank obligations, 5.770% due 01/05/27, $23,920,000 Federal Home Loan Bank obligations, 5.000% to 5.585% due 02/03/09 to 07/15/36, $489,691,000 Federal Home Loan Mortgage Corp. obligations, 3.000% to 6.400% due 01/12/09 to 06/01/37 and $210,812,000 Federal National Mortgage Association obligations, 3.000% to 6.125% due 09/15/08 to 05/15/37; (value—$841,501,252); proceeds: $825,045,833	$825,000,000	$825,000,000
Repurchase agreement dated 06/30/08 with State Street Bank & Trust Co., 1.000% due 07/01/08, collateralized by $46,391 US Treasury Notes, 2.125% to 5.000% due 07/31/08 to 02/15/16; (value—$46,953: proceeds: $46,001	46,000	46,000
Total repurchase agreements (cost—$3,000,646,000)		3,000,646,000
Investments of cash collateral from securities loaned—9.00%
	Number of shares
Money market funds(5)—9.00%
BlackRock Liquidity Funds Temp Fund Portfolio Institutional Class, 2.582%	521,303,865	521,303,865
DWS Money Market Series Institutional, 2.739%	611,475,999	611,475,999
UBS Private Money Market Fund LLC(6), 2.512%	379,088,524	379,088,524
Total money market funds and investments of cash collateral from securities loaned (cost—$1,511,868,388)		1,511,868,388
Total investments (cost—$18,278,048,572 which approximates cost for federal income tax purposes)—108.85%		18,278,048,572
Liabilities in excess of other assets—(8.85)%		(1,486,742,175)
Net assets (applicable to 16,790,533,445 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$16,791,306,397
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of June 30, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security, or portion thereof, was on loan at June 30, 2008.

19

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2008

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.27% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Rates shown reflect yield at June 30, 2008.
(6)	The table below details the Portfolio’s transaction activity in an affiliated issuer for the year ended June 30, 2008.

Security description	Value at 06/30/07	Purchases during the year ended 06/30/08	Sales during the year ended 06/30/08	Value at 06/30/08	Net income earned from affiliate for the year ended 06/30/08
UBS Private Money Market Fund LLC	$248,155	$6,646,813,034	$6,267,972,665	$379,088,524	$2,064,045

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin (unaudited)

Percentage of total investments
United States	77.0%
United Kingdom	6.5
Japan	2.9
France	2.2
Australia	2.2
Spain	1.3
Switzerland	1.3
Italy	1.2
Belgium	1.1
Netherlands	0.9
Germany	0.8
Canada	0.7
Cayman Islands	0.7
Sweden	0.7
New Zealand	0.5
Total	100.0%

Weighted average maturity—49 days

See accompanying notes to financial statements

20

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2008

	Face amount	Value
US government and agency obligations—32.09%
Federal Farm Credit Bank 2.750% , due 06/05/09	$49,000,000	$49,000,000
Federal Home Loan Bank 2.210%, due 07/18/08(1)	75,000,000	74,921,729
2.380%, due 09/19/08(1)	75,000,000	74,603,333
Federal Home Loan Mortgage Corp. 2.351%, due 07/05/08(2)	50,000,000	50,000,000
2.090%, due 09/22/08(1)	175,000,000	174,156,743
5.000%, due 06/11/09	12,500,000	12,762,754
Federal National Mortgage Association 2.300% , due 12/15/08(1)	125,000,000	123,666,319
US Treasury Bills 2.030%, due 08/21/08(1)	25,000,000	24,928,104
1.180%, due 08/28/08(1)	65,000,000	64,876,428
1.586%, due 09/11/08(1)	35,000,000	34,888,980
1.835%, due 09/18/08(1),(3)	40,000,000	39,838,928
1.940%, due 11/28/08(1)	40,000,000	39,676,667
Total US government and agency obligations (cost—$763,319,985)		763,319,985
Repurchase agreements—67.97%
Repurchase agreement dated 06/30/08 with Banc of America, 1.600% due 07/01/08, collateralized by $202,732,600 US Treasury Bonds, 7.500% due 11/15/16; (value—$255,000,105); proceeds: $250,011,111	250,000,000	250,000,000
Repurchase agreement dated 06/30/08 with Barclays Bank PLC, 1.800% due 07/01/08, collateralized by $142,732,369 US Treasury Bond Interest Strips, zero coupon due 02/15/13 to 11/15/29 and $8,614,000 US Treasury Bond Principal Strips, 7.500% due 11/15/24; (value—$102,000,000); proceeds: $100,005,000	100,000,000	100,000,000
Repurchase agreement dated 06/30/08 with Deutsche Bank Securities, Inc., 1.750% due 07/01/08, collateralized by $193,478,700 US Treasury Bond Principal Strips, 4.750% due 02/15/37; (value—$52,632,011); proceeds: $51,602,508	51,600,000	51,600,000

21

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2008

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 06/30/08 with Goldman Sachs & Co., 1.150% due 07/01/08, collateralized by $53,017,400 US Treasury Bills, zero coupon due 10/09/08, $276,647,600 US Treasury Bonds, 5.625% to 12.500% due 08/15/14 to 02/15/25 and $91,178,500 US Treasury Notes, 4.500% to 4.750% due 11/15/08 to 02/15/09; (value—$494,700,091); proceeds: $485,015,493	$485,000,000	$485,000,000
Repurchase agreement dated 06/30/08 with Lehman Brothers, Inc., 0.500% due 07/01/08, collateralized by $133,658,000 US Treasury Bills, zero coupon due 11/13/08 to 12/11/08; (value—$132,602,375); proceeds: $130,001,806	130,000,000	130,000,000
Repurchase agreement dated 06/30/08 with Merrill Lynch & Co., 1.450% due 07/01/08, collateralized by $269,754,000 US Treasury Bonds, 6.125% to 7.875% due 02/15/21 to 08/15/29 and $70,897,000 US Treasury Notes, 4.750% due 03/31/11; (value—$408,000,110); proceeds: $400,016,111	400,000,000	400,000,000
Repurchase agreement dated 06/30/08 with Morgan Stanley & Co., 1.700% due 07/01/08, collateralized by $718,513,000 US Treasury Bond Principal Strips, 4.500% due 02/15/36; (value—$204,000,211); proceeds: $200,009,444	200,000,000	200,000,000
Repurchase agreement dated 06/30/08 with State Street Bank & Trust Co., 1.000% due 07/01/08, collateralized by $55,467 US Treasury Notes, 2.125% to 5.000% due 07/31/08 to 02/15/16; (value—$56,139): proceeds: $55,002	55,000	55,000
Total repurchase agreements (cost—$1,616,655,000)		1,616,655,000
	Number of shares
Money market fund(4)—0.00%
AIM Treasury Portfolio, 1.593% (cost—$7,179)	7,179	7,179
Total investments (cost—$2,379,982,164 which approximates cost for federal income tax purposes)—100.06%		2,379,982,164
Liabilities in excess of other assets—(0.06)%		(1,505,662)
Net assets (applicable to 2,378,745,759 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$2,378,476,502

22

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2008

(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate security. The maturity date reflects earlier of reset date or stated maturity date. The interest rate shown is the current rate as of June 30, 2008, and resets periodically.
(3)	Security, or portion thereof, was on loan at June 30, 2008.
(4)	Rate shown reflects yield at June 30, 2008.

Weighted average maturity—35 days

See accompanying notes to financial statements

23

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—88.97%
Alabama—0.54%
Austin Trust, (Bank of America Austin Certificates, Series 2008-3028X) (MBIA Insured), 1.900%, VRD(1),(2)	$7,750,000	$7,750,000
Birmingham Medical Clinic Board Revenue (UAHSF), 1.530%, VRD	16,500,000	16,500,000
Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A, 1.560%, VRD	15,665,000	15,665,000
		39,915,000
Alaska—1.46%
Alaska Housing Finance Corp. (General Housing), Series B (ABN AMRO MuniTops Certificates Trust, Series 2005-18) (MBIA Insured), 1.900%, VRD(1),(2)	16,995,000	16,995,000
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), 2.050%, VRD	13,200,000	13,200,000
Series B, 2.050%, VRD	64,500,000	64,500,000
Series C, 2.050%, VRD	13,700,000	13,700,000
		108,395,000
Arizona—1.58%
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project), Series B, 1.500%, VRD	11,200,000	11,200,000
Series C, 1.500%, VRD	35,000,000	35,000,000
Apache County Industrial Development Authority Industrial Development Revenue (Tucson Electric Power), Series 83A, 1.500%, VRD	24,950,000	24,950,000
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates), Series 1918 (AMBAC Insured), 1.610%, VRD(1),(2)	16,710,000	16,710,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A, 1.500%, VRD	8,200,000	8,200,000

24

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Arizona—(concluded)
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan PUTTERs), Series 2045, 1.600%, VRD(1),(2)	$12,660,000	$12,660,000
Series 2046, 1.600%, VRD(1),(2)	8,800,000	8,800,000
		117,520,000
California—0.17%
Metropolitan Water District Southern California Waterworks Revenue, Series B-2, 2.850%, VRD	12,755,000	12,755,000
Colorado—0.89%
Aurora Water Improvement Revenue (JP Morgan PUTTERs), Series 1944 (AMBAC Insured), 2.050%, VRD(1),(2)	10,295,000	10,295,000
Series 2010 (AMBAC Insured), 2.050%, VRD(1),(2)	15,300,000	15,300,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series A-4, 1.700%, VRD	700,000	700,000
Series C-6, 1.700%, VRD	3,000,000	3,000,000
El Paso County Revenue (YMCA Pikes Peak Region Project), 1.550%, VRD	11,265,000	11,265,000
Pitkin County Industrial Development Revenue Refunding (Aspen Skiing Co. Project), Series A, 1.700%, VRD	4,700,000	4,700,000
University of North Colorado Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2005-30) (FSA Insured), 1.600%, VRD(1),(2)	21,330,000	21,330,000
		66,590,000
Connecticut—0.46%
Connecticut State Health & Educational Facilities Authority Revenue (Citigroup ROCS, Series RR-II-R-12227), 1.550%, VRD(1),(2)	5,000,000	5,000,000

25

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—(concluded)
Connecticut State Health & Educational Facilities Authority Revenue (Wesleyan University), Series D, 1.300%, VRD	$7,000,000	$7,000,000
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series X-2, 1.270%, VRD	18,150,000	18,150,000
Connecticut State, Series B, 1.250%, VRD	4,295,000	4,295,000
		34,445,000
Delaware—0.74%
Delaware Economic Development Authority Revenue (Hospital Billing), Series B, 1.620%, VRD	13,375,000	13,375,000
Series C, 1.450%, VRD	27,000,000	27,000,000
University of Delaware Revenue, Series A, 1.510%, VRD	13,520,000	13,520,000
Series B, 1.650%, VRD	1,435,000	1,435,000
		55,330,000
District of Columbia — 1.25%
District of Columbia Refunding, Series C, 1.400%, VRD	23,000,000	23,000,000
District of Columbia Revenue (American College of Cardiology), 1.530%, VRD	13,200,000	13,200,000
District of Columbia Revenue (Hillel: The Foundation for Jewish Campus Life), 1.530%, VRD	8,100,000	8,100,000
District of Columbia Revenue (Hogar Hispano, Inc.), 1.550%, VRD	17,015,000	17,015,000
District of Columbia Revenue (Society for Neuroscience), 1.550%, VRD	12,000,000	12,000,000
District of Columbia Revenue (St. Patrick’s Episcopal), 1.530%, VRD	9,800,000	9,800,000
District of Columbia, Series C, 1.550%, VRD	9,640,000	9,640,000
		92,755,000

26

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Florida—5.09%
Alachua County Health Facilities Authority Health Facilities Revenue Installment (Shands Teaching Hospital), Series A, 2.500%, VRD	$3,800,000	$3,800,000
Alachua County Health Facilities Authority Health Facilities Revenue (Shands Teaching Hospital), Series A, 2.500%, VRD	2,100,000	2,100,000
Collier County Water & Sewer (ABN AMRO MuniTops Certificates Trust, Series 2006-82) (MBIA Insured), 1.900%, VRD(1),(2)	14,290,000	14,290,000
Collier County Water & Sewer District Collier County Water Revenue (Morgan Stanley Floater Certificates), Series 2298 (MBIA Insured), 2.050%, VRD(1),(2)	6,140,000	6,140,000
Florida Department of Environmental Protection Preservation Revenue (Florida Forever), Series A (MBIA Insured), 5.000%, due 07/01/08	5,000,000	5,000,000
Florida Higher Educational Facilities Financing Authority Revenue (Ringling School of Art), 1.530%, VRD	21,300,000	21,300,000
Florida Higher Educational Facilities Financing Authority Revenue (St. Thomas University Project), 2.500%, VRD	7,975,000	7,975,000
Florida State Board of Education (JP Morgan PUTTERs, Series 2567), 1.600%, VRD(1),(2)	10,920,000	10,920,000
Florida State Board of Education (Public Education Capital Outlay Bonds), Series C (Bank of America Austin Certificates, Series 2008-1054), 1.600%, VRD(1),(2)	13,225,000	13,225,000
Series E (Bank of America Austin Certificates, Series 2008-1059), 1.600%, VRD(1),(2)	8,335,000	8,335,000
Gainesville Utilities System Revenue, Series A, 2.100%, VRD	25,070,000	25,070,000
Series B, 1.450%, VRD	7,335,000	7,335,000
Highlands County Health Facilities Authority Revenue (Adventist Health Hospital), Series A, 1.600%, VRD	16,000,000	16,000,000

27

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(continued)
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding (Methodist), 2.500%, VRD	$11,105,000	$11,105,000
JEA Electric System Revenue, Series Three-A, 1.450%, VRD	16,100,000	16,100,000
Series Three-C-2, 1.400%, VRD	8,245,000	8,245,000
Subseries D, 1.450%, VRD	7,845,000	7,845,000
Lakeland Educational Facilities Revenue (Florida Southern College of Lakeland Project), 1.500%, VRD	12,275,000	12,275,000
Miami Health Facilities Authority (Catholic Health East), 1.440%, VRD	16,420,000	16,420,000
Nassau County Pollution Control Revenue (ITT Rayonier, Inc. Project), 1.550%, VRD	12,900,000	12,900,000
Orange County Health Facilities Authority Revenue (Hospital Orlando Regional Healthcare), 2.500%, VRD	11,600,000	11,600,000
Orange County Industrial Development Authority Educational Facilities Revenue (UCF Hospitality School Student Housing Foundation, Inc.), 1.530%, VRD	9,200,000	9,200,000
Orange County Industrial Development Authority Industrial Development Revenue (Catholic Charities Center), 2.500%, VRD	5,000,000	5,000,000
Orlando & Orange County Expressway Authority Expressway Revenue (Citigroup Eagle Class A Certificates 20070081) (FSA Insured), 1.610%, VRD(1),(2)	20,000,000	20,000,000
Orlando & Orange County Expressway Authority Expressway Revenue (Citigroup Eagle Class A Certificates 20070107) (FSA Insured), 1.610%, VRD(1),(2)	45,090,000	45,090,000
Orlando & Orange County Expressway Authority Expressway Revenue (JP Morgan PUTTERs, Series 2285) (FSA Insured), 1.630%, VRD(1),(2)	11,370,000	11,370,000

28

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
Orlando & Orange County Expressway Authority Expressway Revenue Refunding, Subseries B-2, 1.500%, VRD	$10,000,000	$10,000,000
Palm Beach County Health Facilities Authority Revenue (Bethesda Healthcare System Project), 2.500%, VRD	22,350,000	22,350,000
Palm Beach County School Board Certificates of Participation (JP Morgan PUTTERs, Series 2089) (FSA Insured), 1.630%, VRD(1),(2)	11,545,000	11,545,000
Pinellas County Health Facilities Authority Revenue Refunding (Hospital Facilities-Bayfront Projects), 2.500%, VRD	4,100,000	4,100,000
University Athletic Association, Inc. Florida Athletic Program Revenue, 2.900%, VRD	2,200,000	2,200,000
		378,835,000
Georgia—3.14%
Atlanta Airport Passenger Facilities Charge Revenue (Citigroup Eagle Class A Certificates 720053030) (FSA Insured), 1.620%, VRD(1),(2)	28,985,000	28,985,000
De Kalb County Water & Sewer Revenue (Morgan Stanley Floater Certificates), Series 1907 (FSA Insured), 1.650%, VRD(1),(2)	5,235,000	5,235,000
De Kalb Private Hospital Authority Revenue Anticipation Certificates (Egleston Childrens Health), Series B, 1.520%, VRD	3,250,000	3,250,000
Fulton County Development Authority Revenue (Boys & Girls Club of America), 1.530%, VRD	7,500,000	7,500,000
Fulton County Development Authority Revenue (Piedmont Healthcare, Inc. Project), 1.530%, VRD	8,000,000	8,000,000
Fulton County Development Authority Revenue (Robert W. Woodruff Arts Center), Series A, 1.470%, VRD	21,445,000	21,445,000
Series B, 1.530%, VRD	14,300,000	14,300,000

29

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Fulton County Development Authority Revenue (The Lovett School Project), 1.530%, VRD	$10,000,000	$10,000,000
Fulton County Hospital Authority Revenue Anticipation Certificates (Northside), Series B, 2.100%, VRD	3,200,000	3,200,000
Georgia State, Series H-2, 1.450%, VRD	17,000,000	17,000,000
Series H-3, 1.320%, VRD	42,924,000	42,924,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Central Georgia Health), 2.500%, VRD	16,830,000	16,830,000
Municipal Electric Authority of Georgia (Project One Subordinated), Series D (FSA Insured), 1.500%, VRD	14,450,000	14,450,000
Private Colleges & Universities Authority Revenue (Emory University), Series A, 1.750%, VRD	8,000,000	8,000,000
Series B-3, 1.600%, VRD	14,475,000	14,475,000
Series C5, 1.600%, VRD	18,325,000	18,325,000
		233,919,000
Hawaii—0.33%
Honolulu City & County, Series A (ABN AMRO MuniTops Certificates Trust, Series 2004-16) (MBIA Insured), 1.900%, VRD(1),(2)	15,000,000	15,000,000
Honolulu City & County Wastewater Systems Revenue (JP Morgan PUTTERs, Series 1997) (MBIA Insured), 2.050%, VRD(1),(2)	9,400,000	9,400,000
		24,400,000
Idaho—0.89%
Idaho Health Facilities Authority Revenue (St. Luke’s Medical Center) (FSA Insured), 2.600%, VRD	20,990,000	20,990,000

30

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Idaho—(concluded)
Idaho Tax Anticipation Notes, 3.000%, due 06/30/09	$38,000,000	$38,476,520
Power County Pollution Control Revenue (FMC Corp. Project), 2.200%, VRD	6,730,000	6,730,000
		66,196,520
Illinois—5.32%
Chicago Board of Education (Dedicated), Series B (ABN AMRO MuniTops Certificates Trust, Series 2006-63) (FSA Insured), 1.600%, VRD(1),(2)	12,495,000	12,495,000
Chicago Board of Education, Series C (FSA Insured), 1.530%, VRD	20,000,000	20,000,000
Chicago (Citigroup Eagle Class A Certificates 20070059) (FGIC Insured), 1.590%, VRD(1),(2)	17,500,000	17,500,000
Chicago (Morgan Stanley Floater Certificates), Series 2303 (FGIC Insured), 2.050%, VRD(1),(2)	6,750,000	6,750,000
Series 2305 (FGIC Insured), 2.050%, VRD(1),(2)	7,370,000	7,370,000
Chicago O’Hare International Airport Revenue (JP Morgan PUTTERs), Series 2500 (FSA Insured), 1.630%, VRD(1),(2)	3,010,000	3,010,000
Series 2501 (FSA Insured), 1.630%, VRD(1),(2)	3,700,000	3,700,000
Chicago O’Hare International Airport Revenue (Morgan Stanley Floater Certificates), Series 2008-26 (CIFG Insured) 1.850%, VRD(1),(2)	36,000,000	36,000,000
Chicago O’Hare International Airport Revenue, Second Lien Series C, 1.500%, VRD	50,150,000	50,150,000
Cook County (Capital Improvement), Series B, 1.530%, VRD	10,000,000	10,000,000
Cook County Community High School District No. 219 Niles Township (Morgan Stanley Floater Certificates), Series 2451 (FSA Insured), 1.650%, VRD(1),(2)	5,230,000	5,230,000

31

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
Cook County (JP Morgan PUTTERs, Series 1269) (AMBAC Insured), 2.050%, VRD(1),(2)	$10,690,000	$10,690,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919, 1.540%, VRD(1),(2)	9,490,000	9,490,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 1.500%, VRD	11,400,000	11,400,000
Illinois Development Finance Authority Revenue (Evanston Northwestern), Series C, 1.550%, VRD	9,770,000	9,770,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 1.500%, VRD	14,100,000	14,100,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 1.550%, VRD	10,200,000	10,200,000
Illinois Finance Authority Revenue (Advocate Health Care), Series A-1, 1.900%, VRD	5,660,000	5,660,000
Series A-2, 1.900%, VRD	5,665,000	5,665,000
Subseries B-5, 1.560%, VRD	18,450,000	18,450,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital), Series A-2, 1.550%, VRD	15,000,000	15,000,000
Series A-4, 1.550%, VRD	20,000,000	20,000,000
Illinois State Toll Highway Authority Toll Highway Revenue Refunding (Senior Priority), Series A-1 (FSA Insured), 1.510%, VRD	30,000,000	30,000,000
Illinois, (Morgan Stanley Floater Certificates), Series 2690, 1.550%, VRD(1),(2)	4,590,000	4,590,000
Illinois, Series B, 1.600%, VRD	20,000,000	20,000,000

32

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Lemont Township High School District (ABN AMRO MuniTops Certificates Trust, Series 2006-26) (MBIA Insured), 1.900%, VRD(1),(2)	$29,010,000	$29,010,000
Western Springs Special Assessment (Timber Trails Project), 1.550%, VRD	9,382,000	9,382,000
		395,612,000
Indiana—4.04%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 1.550%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Improvement Revenue Refunding (Ispat Inland, Inc.), 1.550%, VRD	18,280,000	18,280,000
Indiana Finance Authority Highway Revenue (JP Morgan PUTTERs, Series 1777) (FGIC Insured), 2.050%, VRD(1),(2)	29,610,000	29,610,000
Indiana State Finance Authority Revenue (Ascension Health), Series CR-E-1, 1.600%, VRD	11,550,000	11,550,000
Series CR-E-2, 1.490%, VRD	10,000,000	10,000,000
Indiana State Finance Authority Revenue (Lease Appropriation), Series A-3, 1.500%, VRD	17,500,000	17,500,000
Purdue University Revenue (Student Facilities System), Series A, 1.600%, VRD	12,150,000	12,150,000
Purdue University Revenue (Student Fee), Series V, 1.600%, VRD	24,515,000	24,515,000
South Bend Community School Building Corp. (First Mortgage) (Pre-refunded with US Government Securities to 01/15/09 @ 101) (MBIA Insured), 5.000%, due 01/15/09	15,780,000	16,106,453
South Bend Redevelopment Authority Lease Revenue (JP Morgan PUTTERs, Series 2651), 1.600%, VRD(1),(2)	13,205,000	13,205,000
St. Joseph County Industrial Educational Facilities Revenue (University of Notre Dame Du Lac Project), 1.200%, VRD	49,370,000	49,370,000
1.250%, VRD	89,300,000	89,300,000
		300,986,453

33

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.49%
Iowa Finance Authority Health Facilities Revenue (Iowa Health Systems), Series A-1, 1.520%, VRD	$12,000,000	$12,000,000
Series A-2, 1.600%, VRD	14,000,000	14,000,000
Series B (FSA Insured), 3.750%, due 01/23/09	10,500,000	10,563,294
		36,563,294
Kansas—0.23%
Leawood Temporary Notes, Series 1, 4.000%, due 10/01/08	16,975,000	16,990,323
Kentucky—1.90%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A, 1.700%, VRD	27,692,000	27,692,000
Christian County Association of Leasing Trust Lease Program, Series A, 1.700%, VRD	5,000,000	5,000,000
Series B, 1.700%, VRD	28,075,000	28,075,000
Kentucky Asset Liability Commission General Fund Revenue Tax & Revenue Anticipation Notes, Series A, 3.000%, due 06/25/09	40,000,000	40,471,600
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program), 1.730%, VRD	27,000,000	27,000,000
Shelby County Lease Revenue, Series A, 1.700%, VRD	13,100,000	13,100,000
		141,338,600
Louisiana—0.32%
Louisiana Public Facilities Authority Revenue (Diocese Houma-Thibodaux Project), 1.540%, VRD	7,800,000	7,800,000

34

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—(concluded)
South Louisiana Port Commission Marine Terminal Facilities Revenue Refunding (Occidental Petroleum), 1.500%, VRD	$16,100,000	$16,100,000
		23,900,000
Maine—0.13%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured), 2.050%, VRD(1),(2)	9,900,000	9,900,000
Maryland—1.40%
Baltimore Industrial Development Authority Revenue (Baltimore Capital Acquisition), 1.600%, VRD	19,700,000	19,700,000
Maryland Economic Development Corp. Economic Development Revenue (Federation American Societies), 1.500%, VRD	9,750,000	9,750,000
Maryland Economic Development Corp. Revenue (Howard Hughes Medical), Series A, 1.480%, VRD	9,500,000	9,500,000
Maryland Health & Higher Educational Facilities Authority Revenue (Beth Tfiloh Dahan Community School, Inc.), 1.530%, VRD	5,000,000	5,000,000
Maryland Health & Higher Educational Facilities Authority Revenue (Kennedy), 1.530%, VRD	10,100,000	10,100,000
Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series B, 1.510%, VRD	43,575,000	43,575,000
Maryland Health & Higher Educational Facilities Authority Revenue (Sheppard Pratt), Series B, 1.530%, VRD	6,500,000	6,500,000
		104,125,000
Massachusetts—6.42%
Massachusetts Bay Transportation Authority Revenue Assessment, Series A (Bank of America Macon Certificates, Series 2007-331), 1.570%, VRD(1),(2)	27,980,000	27,980,000

35

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(continued)
Massachusetts Development Finance Agency Revenue (Eaglebrook School), 1.450%, VRD	$12,220,000	$12,220,000
Massachusetts Development Finance Agency Revenue (Harvard University), Series HH, 1.250%, VRD	55,000,000	55,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University),
Series BB, 1.180%, VRD	39,400,000	39,400,000
Series GG-1, 1.180%, VRD	59,800,000	59,800,000
Series Y, 1.250%, VRD	15,555,000	15,555,000
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology), Series J-1, 1.450%, VRD	18,300,000	18,300,000
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University), Series T-2, 2.250%, VRD	11,700,000	11,700,000
Series T-3, 2.250%, VRD	7,700,000	7,700,000
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University), Series N-1, 1.450%, VRD	11,000,000	11,000,000
Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-12193) (FSA Insured), 1.590%, VRD(1),(2)	13,115,000	13,115,000
Massachusetts State Refunding, Series A, 1.530%, VRD	61,825,000	61,825,000
Series B, 1.400%, VRD	10,000,000	10,000,000
Series B, 1.450%, VRD	30,000,000	30,000,000
Series C, 1.450%, VRD	66,300,000	66,300,000

36

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts Water Pollution Abatement Trust (JP Morgan PUTTERs, Series 2591), 1.580%, VRD(1),(2)	$4,105,000	$4,105,000
Massachusetts Water Resources Authority (Citigroup ROCS, Series RR-II-R-11316) (FSA Insured), 1.570%, VRD(1),(2)	8,000,000	8,000,000
Massachusetts Water Resources Authority Refunding (General), Series F, 1.400%, VRD	16,090,000	16,090,000
Merrimack Valley Regional Transit Authority Revenue Anticipation Notes, 3.500%, due 06/26/09	9,300,000	9,398,509
		477,488,509
Michigan—2.30%
Detroit Sewage Disposal Revenue (Wachovia Bank Merlots, Series I) (FGIC Insured), 1.610%, VRD(1),(2)	39,125,000	39,125,000
Detroit Water Supply Systems (Citigroup ROCS, Series RR-II-R-11172) (FSA Insured), 1.600%, VRD(1),(2)	7,495,000	7,495,000
Ecorse Public School District (Wachovia Bank Merlots, Series D05) (FSA Insured), 1.610%, VRD(1),(2)	6,960,000	6,960,000
Kent County Airport Revenue (Wachovia Bank Merlots, Series D28), 1.860%, VRD(1),(2)	9,620,000	9,620,000
Michigan Hospital Finance Authority Revenue (Ascension Health), Series CR-B-1, 1.350%, VRD	22,290,000	22,290,000
Series CR-B-2, 1.490%, VRD	10,000,000	10,000,000
Series CR-B-3, 1.350%, VRD	11,000,000	11,000,000
Series CR-B-5, 1.350%, VRD	20,600,000	20,600,000
Series CR-B-6, 1.490%, VRD	17,500,000	17,500,000

37

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan Hospital Finance Authority Revenue (Ascension), Series B3, 1.350%, VRD	$11,700,000	$11,700,000
University of Michigan Revenues (Hospital), Series A, 2.050%, VRD	10,900,000	10,900,000
University of Michigan University Revenues Refunding (Medical Service Plan), Series A-1, 2.050%, VRD	3,825,000	3,825,000
		171,015,000
Minnesota—0.66%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.600%, VRD	11,045,000	11,045,000
Minnesota Agricultural & Economic Development Board Revenue (Health Care Facilities Essentia), Series C-4 (Assured Guaranty Insured), 2.400%, VRD	15,000,000	15,000,000
Minnesota School Districts Tax & AID Anticipation Borrowing Program Certificates (AID Anticipation Certificates), 4.500%, due 08/28/08	13,000,000	13,017,078
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 1.450%, VRD	10,000,000	10,000,000
		49,062,078
Mississippi—0.16%
Mississippi Development Bank Special Obligation (East Mississippi Correctional), Series B, 1.550%, VRD	12,000,000	12,000,000
Missouri—0.71%
Curators University of Missouri Systems Facilities Revenue, Series B, 2.050%, VRD	7,700,000	7,700,000
Jackson County Special Obligation (JP Morgan PUTTERs, Series 1440) (AMBAC Insured), 2.050%, VRD(1),(2)	10,380,000	10,380,000
Missouri Health & Educational Facilities Authority Revenue (Ascension Health), Series C-3, 1.750%, VRD	19,750,000	19,750,000

38

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri Highways & Transportation Commission State Road Revenue (Morgan Stanley Floater Certificates), Series 2596, 1.550%, VRD(1),(2)	$8,891,000	$8,891,000
University of Missouri University Revenues (Systems Facilities), Series B, 1.700%, VRD	5,800,000	5,800,000
		52,521,000
Montana—0.04%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project), 3.000%, VRD	2,800,000	2,800,000
Nebraska—0.14%
Nebraska Public Power District Revenue (JP Morgan PUTTERs, Series 2588) (FSA Insured), 1.630%, VRD(1),(2)	5,835,000	5,835,000
Sarpy County Hospital Authority No. 1 Health Facilities Revenue (Immanuel Health Systems), Series B, 2.100%, VRD	4,945,000	4,945,000
		10,780,000
Nevada—0.79%
Clark County Airport Revenue (Systems-Sub Lien), Series D-1, 1.540%, VRD	6,600,000	6,600,000
Clark County School District (Morgan Stanley Floater Certificates), Series 2561 (FSA-CR FGIC Insured), 1.650%, VRD(1),(2)	6,877,000	6,877,000
Director Department of Business & Industry (Nevada Cancer Institute Project), 1.550%, VRD	35,000,000	35,000,000
Las Vegas Valley Water District (JP Morgan PUTTERs, Series 1303) (FGIC Insured), 1.800%, VRD(1),(2)	10,430,000	10,430,000
		58,907,000
New Hampshire—0.76%
New Hampshire Business Finance Authority Resource Recovery Revenue Refunding (Wheelabrator Technologies, Inc.), Series A, 1.550%, VRD	13,800,000	13,800,000

39

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
New Hampshire—(concluded)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 1.550%, VRD	$43,130,000	$43,130,000
		56,930,000
New Mexico—0.30%
Bernalillo County Tax & Revenue Anticipation Notes, 3.000%, due 06/30/09	22,000,000	22,273,808
New York—0.37%
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup Eagle Class A Certificates 20070112), 1.540%, VRD(1),(2)	11,800,000	11,800,000
New York, Subseries A-4, 1.600%, VRD	2,800,000	2,800,000
Subseries I-1 (Bank of America Austin Certificates, Series 2008-1052), 1.570%, VRD(1),(2)	13,085,000	13,085,000
		27,685,000
North Carolina—8.58%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare Systems), Series A (Bank of America Austin Certificates, Series 2007-1006), 1.590%, VRD(1),(2)	18,750,000	18,750,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas), Series D (FSA Insured), 1.470%, VRD	16,540,000	16,540,000
Series E (FSA Insured), 1.470%, VRD	32,500,000	32,500,000
Charlotte Water & Sewer System Revenue Refunding, Series C, 1.450%, VRD	67,660,000	67,660,000
Charlotte Water & Sewer Systems Revenue, Series B, 1.450%, VRD	66,600,000	66,600,000

40

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(continued)
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue (Research Triangle), 1.550%, VRD	$10,000,000	$10,000,000
Mecklenburg County Certificates of Participation, Series A, 2.100%, VRD	48,990,000	48,990,000
Mecklenburg County (Morgan Stanley Floater Certificates), Series 2460, 1.550%, VRD(1),(2)	5,195,000	5,195,000
Mecklenburg County, Series A, 1.450%, VRD	6,500,000	6,500,000
Series B, 1.450%, VRD	35,725,000	35,725,000
New Hanover County Certificates of Participation, 1.450%, VRD	26,400,000	26,400,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 1.450%, VRD	6,520,000	6,520,000
North Carolina Capital Facilities Finance Agency Revenue (Morgan Stanley Floater Certificates), Series 2728, 1.550%, VRD(1),(2)	4,200,000	4,200,000
North Carolina Medical Care Commission Health Care Facilities Revenue (Blue Ridge), Series B, 2.100%, VRD	13,300,000	13,300,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Duke University Health Systems), Series C, 1.540%, VRD	11,450,000	11,450,000
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospitals Project), 1.450%, VRD	16,550,000	16,550,000
North Carolina Medical Care Commission Hospital Revenue (Iredell Memorial Hospital), 2.500%, VRD	2,300,000	2,300,000
North Carolina (Public Improvement), Series G, 1.400%, VRD	4,650,000	4,650,000
North Carolina Refunding, Series B, 1.400%, VRD	21,400,000	21,400,000
Series C, 1.540%, VRD	44,895,000	44,895,000

41

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina State University of North Carolina Raleigh Revenue (Centennial Campus), Series A (FSA Insured), 1.570%, VRD	$8,425,000	$8,425,000
Union County, Series A, 1.440%, VRD	31,370,000	31,370,000
Series A, 1.500%, VRD	47,155,000	47,155,000
Series B, 1.440%, VRD	18,330,000	18,330,000
Series C, 1.530%, VRD	15,225,000	15,225,000
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A, 1.550%, VRD	19,900,000	19,900,000
Wake County, Series A, 1.500%, VRD	10,000,000	10,000,000
1.520%, VRD	27,800,000	27,800,000
		638,330,000
Ohio—5.15%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 1.570%, VRD	10,000,000	10,000,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B, 1.480%, VRD	11,000,000	11,000,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 1.500%, VRD	30,000,000	30,000,000
Cleveland-Cuyahoga County Port Authority Revenue (Special Buildings 1&3 LLC), 1.500%, VRD	31,670,000	31,670,000
Cleveland Waterworks Revenue (Citigroup Eagle Class A Certificates 20070085) (MBIA Insured), 1.800%, VRD(1),(2)	14,850,000	14,850,000
Cleveland Waterworks Revenue, Series M (FSA Insured), 1.500%, VRD	15,000,000	15,000,000

42

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 1.520%, VRD	$35,370,000	$35,370,000
Ohio Air Quality Development Authority Revenue Pollution Control (Ohio Edison), Series C, 2.200%, VRD	6,700,000	6,700,000
Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A, 1.500%, VRD	14,200,000	14,200,000
Ohio (Common Schools), Series D, 1.450%, VRD	42,700,000	42,700,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project), Series A, 1.500%, VRD	27,710,000	27,710,000
Ohio Refunding Infrastructure Improvement, Series B, 1.450%, VRD	21,515,000	21,515,000
Ohio State University General Receipts, Series B, 1.370%, VRD	17,500,000	17,500,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.), Series A, 2.500% , VRD	11,310,000	11,310,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy Nuclear), Series B, 1.470%, VRD	81,300,000	81,300,000
University of Akron General Receipts Refunding, Series C-2 (Assured Guaranty Insured), 1.400%, VRD	12,140,000	12,140,000
		382,965,000
Oklahoma—0.10%
Oklahoma Development Finance Authority Revenue Refunding (Integris), Series A3 (Assured Guaranty Insured), 1.700%, VRD	7,705,000	7,705,000
Oregon—0.86%
Klamath Falls Electric Revenue Refunding (Senior Lien-Klamath Cogeneration) (Pre-refunded with US Government Securities to 01/01/09 @ 102), 6.000%, due 01/01/09	9,150,000	9,468,579
Oregon Tax Anticipation Notes, Series A, 3.000%, due 06/30/09	45,000,000	45,573,300

43

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—(concluded)
Oregon, Series 73 E, 1.450%, VRD	$6,000,000	$6,000,000
Series 73 F, 1.450%, VRD	3,300,000	3,300,000
		64,341,879
Pennsylvania—5.46%
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation), 2.500%, VRD	17,300,000	17,300,000
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Nuclear), Series B 1.470%, VRD	42,750,000	42,750,000
Cumberland County Municipal Authority Revenue Refunding (Lutheran Services Northeast/Tressler Lutheran Services Obligated Group Project), Series C, 1.580%, VRD	10,365,000	10,365,000
Delaware County Authority, Hospital Revenue (Crozer-Chester Medical Center), 1.460%, VRD	13,470,000	13,470,000
Delaware Valley Regional Finance Authority (Local Government Revenue), 1.480%, VRD	45,450,000	45,450,000
Series C, 1.480%, VRD	16,200,000	16,200,000
Emmaus General Authority Revenue, (FSA Insured), 1.470%, VRD	32,025,000	32,025,000
Emmaus General Authority Revenue, Series 89B, Subseries B27, 1.500%, VRD	10,750,000	10,750,000
Franklin County Industrial Development Authority Revenue (Menno Haven, Inc. Project), 1.570%, VRD	14,575,000	14,575,000
Lehigh County General Purpose Authority Revenues (Good Shephard Group), Series A, 1.500%, VRD	13,015,000	13,015,000

44

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Montgomery County Industrial Development Authority Pollution Control Revenue Refunding (Peco), Series A, 1.500%, VRD	$44,900,000	$44,900,000
Montgomery County, Series A, 1.650%, VRD	39,985,000	39,985,000
Moon Industrial Development Authority First Mortgage Revenue (Providence Point Project), 1.400%, VRD	35,000,000	35,000,000
Pennsylvania Public School Building Authority Lease Revenue (School District Philadelphia Project), Series 1586 (FSA Insured), 1.650%, VRD(1)	19,300,000	19,300,000
Series B (Bank of America Macon Certificates, Series 2007-321) (FSA Insured), 1.590%, VRD(1),(2)	28,270,000	28,270,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Refunding (University Capital Project), Series B, 1.500%, VRD	9,000,000	9,000,000
University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B, 1.600%, VRD	14,200,000	14,200,000
		406,555,000
South Carolina—0.65%
Greenville Parking Facilities Revenue Refunding, Series A (FSA Insured), 1.520%, VRD	12,650,000	12,650,000
Scago Educational Facilities Corp. for Pickens District (JP Morgan PUTTERs, Series 2513Z) (FSA Insured), 1.630%, VRD(1),(2)	6,095,000	6,095,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured), 2.050%, VRD(1),(2)	13,260,000	13,260,000
South Carolina (Wachovia Bank Merlots, Series D118), 1.860%, VRD(1),(2)	16,185,000	16,185,000
		48,190,000
South Daktota—0.16%
Sioux Falls Sales Tax Revenue (Morgan Stanley Floater Certificates), Series 1886 (MBIA Insured), 1.610% , VRD(1),(2)	11,935,000	11,935,000

45

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Tennessee—4.28%
Blount County Public Building Authority (Local Government Public Improvement), Series E-1-A, 2.500%, VRD	$7,000,000	$7,000,000
Series E-2-A, 2.500%, VRD	12,000,000	12,000,000
Knox County Health Educational & Housing Facilities Board Revenue Refunding (Baptist Hospital Systems Project), 1.550%, VRD	200,000	200,000
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 1798) (MBIA Insured), 2.050%, VRD(1),(2)	8,655,000	8,655,000
Memphis Health Educational & Housing Facility Board Multi Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 1.650%, VRD	11,500,000	11,500,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Ascencion Health), 1.350%, VRD	13,500,000	13,500,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University), Series A, 1.300%, VRD	12,300,000	12,300,000
Series A-1, 1.300%, VRD	30,100,000	30,100,000
Metropolitan Government Nashville & Davidson County, Series A, 1.500%, VRD	19,610,000	19,610,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Board Revenue (YMCA Projects), 1.550%, VRD	25,330,000	25,373,013
Metropolitan Government of Nashville & Davidson County, Industrial Development (David Lipscomb University Project), 1.530%, VRD	11,000,000	11,000,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project), 1.530%, VRD	12,160,000	12,160,000

46

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Tennessee—(concluded)
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 1.550%, VRD	$17,190,000	$17,190,000
2.500%, VRD	65,000	65,000
Shelby County Public Improvement and School, Series B, 1.450%, VRD	78,550,000	78,550,000
Shelby County Refunding, Series C, 1.450%, VRD	57,580,000	57,580,000
Tusculum Health Educational & Housing Facilities Board Educational Facilities Revenue (Tusculum College Project), 1.530%, VRD	1,720,000	1,720,000
		318,503,013
Texas—12.12%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured), 1.580%, VRD(1),(2)	12,000,000	12,000,000
Austin Water & Wastewater Systems Revenue Refunding (FSA Insured), 1.600%, VRD	19,030,000	19,030,000
Austin Water & Wastewater Systems Revenue Refunding, 1.400%, VRD	15,500,000	15,500,000
Barbers Hill Independent School District (Wachovia Bank Merlots, Series D43) (PSF-GTD), 1.610%, VRD(1),(2)	6,700,000	6,700,000
Burleson Independent School District Refunding (LaSalle MuniTops Certificates, Series 2007-35) (PSF-GTD), 1.590%, VRD(1),(2)	11,000,000	11,000,000
Cypress-Fairbanks Independent School District (Citigroup ROCS, Series RR-II-R-12104) (PSF-GTD), 1.540%, VRD(1),(2)	14,850,000	14,850,000
Eagle Mountain & Saginaw Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2006-74) (PSF-GTD), 1.590%, VRD(1),(2)	14,775,000	14,775,000
Frenship Independent School District (Wachovia Bank Merlots, Series D45) (PSF-GTD), 3.350%, VRD(1),(2)	5,900,000	5,900,000

47

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Grand Prairie Independent School District (Citigroup ROCS, Series RR-II-R-11161) (PSF-GTD), 1.550%, VRD(1),(2)	$3,795,000	$3,795,000
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue (ExxonMobil Project), Series B, 2.100%, VRD(3)	9,000,000	9,000,000
Gulf Coast Waste Disposal Authority Pollution Control Revenue Refunding (AMOCO Oil), 1.950%, VRD	10,000,000	10,000,000
Harris County Health Facilities Development Corp. Hospital Revenue Refunding (Texas Children’s Hospital), Series 3, 2.100%, VRD	20,000,000	20,000,000
Harris County Health Facilities Development Corp. Revenue (Methodist Hospital Systems), Series A, 1.480%, VRD	95,200,000	95,200,000
Harris County Health Facilities Development Corp. Revenue Refunding (St. Luke’s Episcopal), Series A, 1.550%, VRD	25,000,000	25,000,000
Series B, 1.450%, VRD	25,000,000	25,000,000
Harris County (JP Morgan PUTTERs, Series 1682) (MBIA-IBC Insured), 2.050%, VRD(1),(2)	15,065,000	15,065,000
Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project), Series A, 1.350%, VRD	17,105,000	17,105,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 1.700%, VRD	7,000,000	7,000,000
Houston Higher Education Finance Corp. Revenue (Citigroup Eagle Class A Certificates 20070077), 1.540%, VRD(1),(2)	2,000,000	2,000,000
Houston Utility Systems Revenue Refunding (First Lien), Series B1, 1.550%, VRD	19,000,000	19,000,000
Lamar Consolidated Independent School District (Citigroup Eagle Class A Certificates 20070045) (PSF-GTD), 1.540%, VRD(1),(2)	4,950,000	4,950,000

48

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Laredo (Morgan Stanley Floater Certificates), Series 2065 (MBIA Insured), 1.610%, VRD(1),(2)	$18,320,000	$18,320,000
Lower Colorado River Authority (Morgan Stanley Floater Certificates), Series 2850, 1.580%, VRD(1),(2)	15,000,000	15,000,000
Lubbock Health Facilities Development Corp. Revenue Refunding (St. Joseph Health Systems), Series B, 2.100%, VRD	21,625,000	21,625,000
Lubbock Refunding (ABN AMRO MuniTops Certificates Trust, Series 2007-17) (FSA Insured), 1.600%, VRD(1),(2)	12,635,000	12,635,000
Midlothian Independent School District (Wachovia Bank Merlots, Series D48) (PSF-GTD), 1.610%, VRD(1),(2)	5,570,000	5,570,000
North Central Texas Health Facility Development Corp. Hospital Revenue (Baylor Health Care Systems Project), Series A, 1.300%, VRD	42,185,000	42,185,000
Series B (FSA Insured), 1.500%, VRD	23,650,000	23,650,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD), 1.540%, VRD(1),(2)	8,935,000	8,935,000
North East Independent School District (School Building), Series A (LaSalle MuniTops Certificates, Series 2007-70) (PSF-GTD), 1.590%, VRD(1),(2)	39,995,000	39,995,000
Pasadena Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2006-57) (PSF-GTD), 1.590%, VRD(1),(2)	21,380,000	21,380,000
San Antonio Electric & Gas (Systems-Junior Lien), 1.600%, VRD	54,700,000	54,700,000
San Antonio Water Revenue (JP Morgan PUTTERs, Series 1196) (MBIA Insured), 2.050%, VRD(1),(2)	14,090,000	14,090,000
Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project), 1.620%, VRD	7,050,000	7,050,000

49

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Texas (Citigroup Eagle Class A Certificates 20070082), 1.540%, VRD(1),(2)	$21,000,000	$21,000,000
Texas (Citigroup Eagle Class A Certificates 20070139), 1.550%, VRD(1),(2)	8,685,000	8,685,000
Texas (JP Morgan PUTTERs), Series 2615, 1.600%, VRD(1),(2)	11,200,000	11,200,000
Series 2618, 1.600%, VRD(1),(2)	5,600,000	5,600,000
Texas (Morgan Stanley Floater Certificates), Series 1903, 1.550%, VRD(1),(2)	10,130,000	10,130,000
Texas Multi-Mode-Mobility Fund, Series B, 1.400%, VRD	71,005,000	71,005,000
Texas Tax and Revenue Anticipation Notes, 4.500%, due 08/28/08	50,000,000	50,062,233
Texas Transportation Commission (Mobility Fund) (Bank of America Austin Certificates, Series 2008-1053), 1.600%, VRD(1),(2)	12,195,000	12,195,000
Texas Water Development Board Revenue Refunding (State Revolving Sub Lien), Series A 2.050%, VRD	64,000	64,000
Travis County Health Facilities Development Corp. Retirement Facilities Revenue (Longhorn Village Project), Series B, 1.550%, VRD	20,000,000	20,000,000
University of Texas University Revenues (Financing System), Series B, 1.300%, VRD	20,660,000	20,660,000
University of Texas University Revenues Refunding (Financing System), Series B, 1.250%, VRD	33,230,000	33,230,000
		901,836,233
Utah—2.62%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series A, 1.450%, VRD	11,200,000	11,200,000
Series B, 1.450%, VRD	26,000,000	26,000,000
Series C, 1.700%, VRD	52,700,000	52,700,000

50

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Utah—(concluded)
Salt Lake City Tax and Revenue Anticipation Notes, 3.000%, due 06/30/09(4)	$25,000,000	$25,301,000
Utah County Hospital Revenue (IHC Health Services, Inc.), Series B, 1.600%, VRD	44,025,000	44,025,000
Series C, 1.500%, VRD	21,900,000	21,900,000
Weber County Hospital Revenue (IHC Health Services), Series C, 1.700%, VRD	14,100,000	14,100,000
		195,226,000
Vermont—0.27%
University of Vermont & St. Agric College (Citigroup Eagle Class A Certificates 20070088) (AMBAC Insured), 1.610%, VRD(1),(2)	19,800,000	19,800,000
Virginia—0.88%
Albemarle County Industrial Development Authority Revenue (Thomas Jefferson Foundation, Inc.), 1.530%, VRD	10,000,000	10,000,000
Charlottesville Industrial Development Authority Educational Facilities Revenue (University of Virginia Foundation Projects), Series A, 1.450%, VRD	6,150,000	6,150,000
Series B, 1.480%, VRD	15,550,000	15,550,000
Fairfax County Economic Development Authority Resource Recovery Revenue (The Lorton Arts Foundation Project), 1.470%, VRD	7,550,000	7,550,000
Pocahontas Parkway Association Toll Road Revenue (Capital Appreciation-Senior), Series B (Pre-refunded with US Treasury Strips to 08/15/08 @ 68.823), 1.442%, due 08/15/08(5)	4,000,000	2,745,711
Richmond Public Utilities Revenue (Citigroup ROCS, Series RR-II-R-11262) (FSA Insured), 1.600%, VRD(1),(2)	4,875,000	4,875,000
Roanoke Industrial Development Authority Hospital Revenue (Carilion Health Systems), Series C-2 (FSA Insured), 2.100%, VRD	9,310,000	9,310,000

51

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Virginia—(concluded)
Virginia Small Business Financing Authority Revenue Refunding (Children’s Hospital Kings), 1.450%, VRD	$9,160,000	$9,160,000
		65,340,711
Washington—2.91%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 1.600%, VRD(1),(2)	5,000,000	5,000,000
Central Puget Sound Regional Transportation Authority Sales Tax & Motor (Morgan Stanley Floater Certificates), Series 360 (FGIC Insured), 2.050%, VRD(1),(2)	3,407,500	3,407,500
King County (JP Morgan PUTTERs), Series 1184 (FGIC Insured), 1.800%, VRD(1),(2)	12,000,000	12,000,000
Series 2541, 1.600%, VRD(1),(2)	7,600,000	7,600,000
King County Sewer Revenue (Citigroup Eagle Class A Certificates 20070084) (FSA Insured), 1.610%, VRD(1),(2)	43,000,000	43,000,000
King County Sewer Revenue (Junior Lien), Series A, 1.500%, VRD	36,195,000	36,195,000
Series B, 1.570%, VRD	23,900,000	23,900,000
Kitsap County Consolidated Housing Authority Revenue (Harborside Condominiums Project), 1.550%, VRD	19,205,000	19,205,000
Seattle Water Systems Revenue, Series A, 1.530%, VRD	15,200,000	15,200,000
Seattle, Series D, 1.500%, VRD	20,075,000	20,075,000
Washington (Citigroup ROCS, Series RR-II-R-11145) (FSA Insured), 1.600%, VRD(1),(2)	6,790,000	6,790,000
Washington Health Care Facilities Authority Revenue (PeaceHealth), Series C, 1.550%, VRD	3,300,000	3,300,000

52

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
Washington Health Care Facilities Authority Revenue (PeaceHealth), (concluded)
Series D, 1.550%, VRD	$4,200,000	$4,200,000
Washington Refunding, Series R 2004 A, 4.000%, due 07/01/08	6,355,000	6,355,000
Washington, Series VR 96B, 1.200%, VRD	10,700,000	10,700,000
		216,927,500
Wisconsin—1.91%
Appleton Area School District Tax and Revenue Anticipation Prommisory Notes, 4.000%, due 09/29/08	25,000,000	25,027,259
Kenosha Unified School District No. 1 Tax and Revenue Anticipation Promissory Notes, 4.000%, due 09/23/08	28,000,000	28,028,475
Racine Unified School District Tax and Revenue Anticipation Notes, 4.250%, due 07/25/08	36,055,000	36,067,053
Wisconsin Center District Tax Revenue, Series A, 1.550%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue (Luther Hospital), 1.680%, VRD	27,600,000	27,600,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 1.550%, VRD	15,200,000	15,200,000
		141,922,787
Total municipal bonds and notes (cost—$6,621,511,708)		6,621,511,708
Tax-exempt commercial paper—9.28%
Arizona—0.70%
Phoenix Civic Improvement Corp. Water Systems, 1.660%, due 09/10/08	15,000,000	15,000,000
Salt River Agricultural Improvement & Power District, 1.900%, due 08/12/08	8,900,000	8,900,000
1.570%, due 09/09/08	12,500,000	12,500,000
1.570%, due 09/10/08	15,600,000	15,600,000
		52,000,000

53

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Tax-exempt commercial paper—(continued)
District of Columbia—0.74%
Metropolitan Washington D.C. Airport, 1.650%, due 08/05/08	$55,000,000	$55,000,000
Florida—1.43%
Jacksonville Electric Authority, 1.900%, due 09/05/08	15,700,000	15,700,000
Series 200-F, 1.600%, due 09/05/08	30,000,000	30,000,000
Series 200-F, 1.650%, due 09/09/08	36,800,000	36,800,000
Series 2000-B, 1.200%, due 09/05/08	18,200,000	18,200,000
Kissimmee Utility Authority, 1.700%, due 07/14/08	5,600,000	5,600,000
		106,300,000
Georgia—0.87%
Emory University, 1.700%, due 09/12/08	20,296,000	20,296,000
Metropolitan Atlanta Rapid Transit, 1.700%, due 09/04/08	12,500,000	12,500,000
Municipal Electric Authority of Georgia, 1.720%, due 08/05/08	11,737,000	11,737,000
1.830%, due 09/11/08	20,000,000	20,000,000
		64,533,000
Illinois—0.78%
Evanston Hospital, 1.450%, due 07/17/08	20,000,000	20,000,000
1.600%, due 08/07/08	20,000,000	20,000,000
Excelon Corp., 1.600%, due 09/08/08	4,065,000	4,065,000
1.650%, due 09/08/08	6,150,000	6,150,000
Illinois Educational Facilities Authority Revenue, 1.680%, due 09/10/08	7,700,000	7,700,000
		57,915,000

54

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Tax-exempt commercial paper—(continued)
Maryland—0.42%
Maryland Health & Higher Education, 1.550%, due 08/11/08	$31,500,000	$31,500,000
Massachusetts—0.34%
Massachusetts Water Authority, 1.570%, due 09/12/08	17,000,000	17,000,000
Partners Healthcare Systems, 1.530%, due 12/04/08	8,000,000	8,000,000
		25,000,000
Nebraska—0.27%
Omaha Public Power District, 1.400%, due 07/08/08	20,000,000	20,000,000
Nevada—0.13%
Las Vegas Convention Center, 1.650%, due 08/06/08	10,000,000	10,000,000
North Carolina—0.10%
Duke University, 1.350%, due 09/08/08	7,865,000	7,865,000
Ohio—0.46%
American Municipal Power of Ohio, 1.600%, due 07/07/08	25,105,000	25,105,000
Case Western University, 1.400%, due 07/08/08	8,900,000	8,900,000
		34,005,000
South Carolina—0.19%
South Carolina Public Service, 1.660%, due 09/12/08	14,108,000	14,108,000
Tennessee—0.88%
State of Tennessee, 1.700%, due 08/08/08	15,000,000	15,000,000
Tennessee State School Bond Authority, 1.680%, due 07/09/08	10,755,000	10,755,000
1.600%, due 09/03/08	25,476,000	25,476,000
1.700%, due 09/04/08	14,613,000	14,613,000
		65,844,000

55

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—1.22%
Austin Utility System, 1.700%, due 08/11/08	$8,075,000	$8,075,000
City of Houston, 1.600%, due 09/04/08	17,150,000	17,150,000
City of Houston, Houston Hotel Occupancy Tax, 1.800%, due 08/06/08	7,350,000	7,350,000
Harris County Toll Road, 1.700%, due 07/08/08	6,870,000	6,870,000
Houston Combined Utility System, 1.670%, due 09/08/08	13,500,000	13,500,000
Houston General Obligation, Series C, 1.700%, due 10/06/08	10,000,000	10,000,000
Texas Department of Transportation, 1.650%, due 08/14/08	20,000,000	20,000,000
University of Texas, 1.550%, due 09/09/08	8,000,000	8,000,000
		90,945,000
Utah—0.21%
Intermountain Power Agency, 1.680%, due 09/10/08	15,500,000	15,500,000
Washington—0.45%
King County Sewer Revenue, 1.600%, due 09/03/08	15,000,000	15,000,000
Port of Tacoma, 1.680%, due 09/09/08	18,300,000	18,300,000
		33,300,000
Wyoming—0.09%
PacifiCorp, 1.660%, due 09/08/08	7,050,000	7,050,000
Total tax-exempt commercial paper (cost—$690,865,000)		690,865,000
	Number of shares
Money market funds(6)—3.30%
AIM Tax Free Investments, 1.490%	91,200,000	91,200,000

56

UBS RMA Tax-Free Fund Inc.

Statement of net assets—June 30, 2008

	Number of shares	Value
Money market funds(6)—(concluded)
BlackRock Liquidity Fund Municipal Fund Portfolio Institutional Class, 1.606%	154,400,000	$154,400,000
Total money market funds (cost—$245,600,000)		245,600,000
Total investments (cost—$7,557,976,708 which approximates cost for federal income tax purposes)—101.55%		7,557,976,708
Liabilities in excess of other assets—(1.55)%		(115,028,778)
Net assets (applicable to 7,442,639,791 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$7,442,947,930
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 16.68% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Security subject to Alternative Minimum Tax.
(4)	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
(5)	Zero coupon bond; interest rate represents annualized yield at date of purchase.
(6)	Rates shown reflect yields at June 30, 2008.

AID	Anticipation Certificates of Indebtedness
AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
CIFG	CDC IXIS Financial Guaranty
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
IBC	Insured Bond Certificate
MBIA	Municipal Bond Investors Assurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
UAHSF	University of Alabama Health Services Foundation
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2008 and reset periodically.

Weighted average maturity—22 days

See accompanying notes to financial statements

57

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—93.88%
California, Daily Kindergarten Universal, Series A-2, 1.450%, VRD	$2,350,000	$2,350,000
California Department of Water Resources Power Supply Revenue, Series B-1, 1.450%, VRD	4,925,000	4,925,000
Series B-5, 2.160%, VRD	14,000,000	14,000,000
Series C-4, 1.400%, VRD	5,000,000	5,000,000
Series C-5, 1.350%, VRD	5,295,000	5,295,000
Series C-8, 1.200%, VRD	5,600,000	5,600,000
Series J-1, 1.450%, VRD	4,000,000	4,000,000
Subseries F-4, 1.450%, VRD	6,000,000	6,000,000
Subseries I-1, 1.450%, VRD	1,550,000	1,550,000
Subseries I-2, 1.450%, VRD	8,500,000	8,500,000
California Economic Recovery, Series C-11 (ST-GTD), 1.050%, VRD	10,715,000	10,715,000
California Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 2495), 1.550%, VRD(1),(2)	2,100,000	2,100,000
California Educational Facilities Authority Revenue (Pepperdine University), (Pre-refunded with US Government Securities to 09/15/08 @ 101), 5.750%, due 09/15/08	2,420,000	2,458,057
California Educational Facilities Authority Revenue Refunding (Carnegie Institute of Washington), Series A, 1.350%, VRD	10,100,000	10,100,000
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5, 1.150%, VRD	1,765,000	1,765,000
Series L-6, 1.150%, VRD	2,400,000	2,400,000

58

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
California Educational Facilities Authority Revenue (University of La Verne), 1.400%, VRD	$6,250,000	$6,250,000
California Educational Facilities Authority Revenue (University of San Francisco), 1.300%, VRD	1,825,000	1,825,000
Series B, 1.350%, VRD	3,415,000	3,415,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 1.320%, VRD	3,900,000	3,900,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare West), Series B, 1.280%, VRD	10,000,000	10,000,000
Series C, 1.280%, VRD	20,000,000	20,000,000
California Health Facilities Financing Authority Revenue (Health Facilities Catholic), Series J, 1.280%, VRD	2,340,000	2,340,000
California Health Facilities Financing Authority Revenue (Hospital Adventist Health Systems), Series A, 1.800%, VRD	6,715,000	6,715,000
Series B, 1.800%, VRD	2,300,000	2,300,000
California Health Facilities Financing Authority Revenue (Kaiser Permanente), Series C, 1.330%, VRD	21,100,000	21,100,000
California Infrastructure & Economic Development Bank Revenue (Buck Institute for Age Research), 1.400%, VRD	15,500,000	15,500,000
California Infrastructure & Economic Development Bank Revenue (Contemporary Jewish Museum), 2.300%, VRD	6,150,000	6,150,000
California Infrastructure & Economic Development Bank Revenue (India Community Center), 2.300%, VRD	3,505,000	3,505,000
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum), Series A, 1.450%, VRD	11,500,000	11,500,000
Series B, 1.450%, VRD	11,900,000	11,900,000

59

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
California Infrastructure & Economic Development Bank Revenue (Morgan Stanley Floater Certificates), Series 2701 (FGIC Insured), 1.570%, VRD(1),(2)	$5,565,000	$5,565,000
California Infrastructure & Economic Development Bank Revenue (Rand Corp.), Series A, 1.350%, VRD	5,100,000	5,100,000
California (Morgan Stanley Floater Certificates), Series 1599 (MBIA Insured), 1.650%, VRD(1),(2)	4,981,500	4,981,500
California Municipal Finance Authority Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 2.300%, VRD	4,685,000	4,685,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric), Series C, 1.700%, VRD	1,261,000	1,261,000
Series F, 1.500%, VRD	12,100,000	12,100,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacificorp), Series E, 1.500%, VRD	7,700,000	7,700,000
California Public Works Board Lease Revenue (Morgan Stanley Floater Certificates), Series 1717 (FGIC Insured), 1.590%, VRD(1),(2)	9,941,000	9,941,000
California School Cash Reserve Program Certificates of Participation 2007-2008, Series A, 4.250%, due 07/01/08	24,000,000	24,000,000
California School Cash Reserve Program Certificates of Participation 2008-2009, Series A, 3.000%, due 07/06/09	10,000,000	10,135,100
California, Series B, Subseries B-7, 1.700%, VRD	2,235,000	2,235,000
California Statewide Communities Development Authority Multi Family Revenue Refunding (Foxwoods Apartments), Series J, 1.390%, VRD	375,000	375,000
California Statewide Communities Development Authority Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 2.300%, VRD	2,520,000	2,520,000
California Statewide Communities Development Authority Revenue (Cathedral High School Project), 1.200%, VRD	8,610,000	8,610,000

60

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series B, 1.330%, VRD	$32,050,000	$32,050,000
Series C, 1.230%, VRD	22,160,000	22,160,000
Series D, 1.230%, VRD	4,400,000	4,400,000
Series M, 1.330%, VRD	6,800,000	6,800,000
California Statewide Communities Development Authority Revenue (Masters College), 1.350%, VRD	400,000	400,000
California Statewide Communities Development Authority Revenue (Morgan Stanley Floater Certificates), Series 2554 (FSA Insured), 1.620%, VRD(1),(2)	12,045,000	12,045,000
Series 2708, 1.520%, VRD(1),(2)	15,000,000	15,000,000
California Statewide Communities Development Authority Revenue (St. Mary & All Angels School), 1.350%, VRD	500,000	500,000
California Statewide Communities Development Authority Revenue, Series J, 1.330%, VRD	18,500,000	18,500,000
California Statewide Communities Development Authority Revenue (Universal Retirement Community Project), 1.500%, VRD	1,665,000	1,665,000
California Statewide Communities Development Authority Revenue (Western University Health), Series A, 1.400%, VRD	10,000,000	10,000,000
California, Weekly Kindergarten Universal, Public Series A-7, 1.320% , VRD	3,500,000	3,500,000
Alameda-Contra Costa Schools Financing Authority Certificates of Participation (Capital Improvement Fund Project), Series L, 1.350%, VRD	10,465,000	10,465,000
Alameda-Contra Costa Schools Financing Authority Certificates of Participation, Series K, 1.350%, VRD	5,000,000	5,000,000

61

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Anaheim Redevelopment Agency Tax Allocation (JP Morgan PUTTERs, Series 2534) (FSA Insured), 1.580%, VRD(1),(2)	$2,485,000	$2,485,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Jewish Home San Francisco), 1.500%, VRD	17,800,000	17,800,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Oshman Family Jewish Community), 2.630%, VRD	2,800,000	2,800,000
Bay Area Government Association Improvement Bond Act 1915 (Windemere Ranch Assessment District-1), (Pre-refunded with US Government Securities to 09/02/08 @ 102), 7.350%, due 09/02/08	6,820,000	6,902,661
7.450%, due 09/02/08	10,000,000	10,272,399
Bay Area Toll Authority Toll Bridge Revenue (JP Morgan PUTTERs, Series 2866), 1.550%, VRD(1),(2)	3,425,000	3,425,000
Bay Area Toll Authority Toll Bridge Revenue (Morgan Stanley Floater Certificates), Series 2523, 1.520%, VRD(1),(2)	5,598,500	5,598,500
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series A-1, 1.310%, VRD	42,000,000	42,000,000
Series E-1, 1.250%, VRD	20,000,000	20,000,000
Series F (Bank of America Austin Certificates, Series 2008-1058), 1.560%, VRD(1),(2)	6,750,000	6,750,000
Buckeye Union School District (Morgan Stanley Floater Certificates), Series 2382 (FSA Insured), 1.620%, VRD(1),(2)	2,260,000	2,260,000
Castaic Lake Water Agency Revenue Certificates of Participation (1944 Refunding Project), Series A, 1.280%, VRD	4,700,000	4,700,000
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B, 1.280%, VRD	7,925,000	7,925,000
Citrus Community College District (Morgan Stanley Floater Certificates), Series 1745 (MBIA Insured), 2.020%, VRD(1),(2)	5,480,000	5,480,000

62

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Delaware County Pennsylvania Industrial Development Authority Pollution Control Revenue (Lehman Floater (TR)), Exelon, 3.000%, VRD(2)	$10,000,000	$10,000,000
East Bay Municipal Utility District Wastewater Systems Revenue Refunding, Subseries C, 1.290%, VRD	7,810,000	7,810,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured), 1.540%, VRD(1),(2)	15,000,000	15,000,000
East Bay Municipal Utility District Water Systems Revenue (Morgan Stanley Floater Certificates), Series 1317-X (MBIA Insured), 2.020%, VRD(1),(2)	5,000,000	5,000,000
East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries A-2, 1.250%, VRD	4,985,000	4,985,000
Subseries C-1, 1.230%, VRD	14,905,000	14,905,000
Subseries C-2, 1.250%, VRD	4,965,000	4,965,000
Grand Terrace Community Redevelopment Agency Multi-Family Revenue (Housing Mount Vernon Villas), 1.320%, VRD	3,150,000	3,150,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 03-19), Series B, 2.300%, VRD	1,794,000	1,794,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 04-20), Series B, 2.300%, VRD	16,915,000	16,915,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 05-21), Series A, 2.300%, VRD	17,905,000	17,905,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 07-22), Series A, 2.300%, VRD	9,775,000	9,775,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 2.140%, VRD	19,832,000	19,832,000

63

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Los Angeles Certificates of Participation (Loyola High School), Series A, 1.500%, VRD	$700,000	$700,000
Los Angeles Unified School District (Citigroup Eagle Class A Certificates 20070061) (AMBAC Insured), 1.540%, VRD(1),(2)	8,000,000	8,000,000
Los Angeles Unified School District (Election 2005), Series E (Bank of America Austin Certificates, Series 2008-1049) (FSA Insured), 1.560%, VRD(1),(2)	26,000,000	26,000,000
Los Angeles Unified School District (JP Morgan PUTTERs), Series 487, (FSA Insured), 1.580%, VRD(1),(2)	12,690,000	12,690,000
Series 2016, (FSA Insured), 1.580%, VRD(1),(2)	12,585,000	12,585,000
Los Angeles Unified School District (Morgan Stanley Floater Certificates), Series 2008 (AMBAC Insured), 2.020%, VRD(1),(2)	1,079,500	1,079,500
Series 2591 (MBIA Insured), 2.020%, VRD(1),(2)	11,400,000	11,400,000
Los Angeles Unified School District Tax and Revenue Anticipation Notes, Series A1, 4.000%, due 12/29/08	26,400,000	26,506,675
Los Angeles Wastewater Systems Revenue Refunding, Subseries B, 1.450%, VRD	12,200,000	12,200,000
Los Angeles Water and Power Revenue (Citigroup ROCS, Series RR-II-R-500) (FSA Insured), 1.550%, VRD(1),(2)	39,000,000	39,000,000
Los Angeles Water and Power Revenue, Subseries A-3, 1.300%, VRD	6,600,000	6,600,000
Subseries A-4, 1.300%, VRD	5,000,000	5,000,000
Subseries B-2, 1.200%, VRD	14,405,000	14,405,000
Subseries B-3, 1.650%, VRD	6,060,000	6,060,000
Subseries B-5, 1.230%, VRD	3,000,000	3,000,000

64

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Los Gatos Joint Union High School District (ABN AMRO MuniTops Certificates Trust, Series 2003-11) (FSA Insured), 1.590%, VRD(1),(2)	$6,995,000	$6,995,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 2.250%, VRD	5,550,000	5,550,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20040044), 1.490%, VRD(1),(2)	8,380,000	8,380,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071), 1.490%, VRD(1),(2)	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup ROCS, Series RR-II-R-11301), 1.500%, VRD(1),(2)	4,295,000	4,295,000
Metropolitan Water District Southern California Waterworks Revenue (Morgan Stanley Floater Certificates), Series 2522, 1.520%, VRD(1),(2)	5,025,000	5,025,000
Series 2740, 1.520%, VRD(1),(2)	4,485,000	4,485,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A, 1.280%, VRD	2,700,000	2,700,000
Series A-2, 1.220%, VRD	16,400,000	16,400,000
Series C-2, 1.230%, VRD	12,230,000	12,230,000
Series C-3, 1.220%, VRD	11,700,000	11,700,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-1, 1.200%, VRD	6,890,000	6,890,000
Series B-2, 2.850%, VRD	2,500,000	2,500,000
Series B-4, 1.260%, VRD	4,000,000	4,000,000
Monterey Peninsula Community College District (JP Morgan PUTTERs, Series 2484) (FSA Insured), 1.580%, VRD(1),(2)	2,072,000	2,072,000

65

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Newport Beach Revenue Refunding (Hoag Memorial Hospital), Series B (Mandatory Put 06/16/09 @ 100), 1.800%, VRD	$40,185,000	$40,185,000
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A, 1.280%, VRD	12,800,000	12,800,000
Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2, 1.300%, VRD	15,000,000	15,000,000
1.350%, VRD	20,513,000	20,513,000
Oakland Certificates of Participation (Capital Equipment Project), 1.330%, VRD	13,100,000	13,100,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F (FNMA Insured), 1.350%, VRD	2,030,000	2,030,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G), Series 3 (FNMA Insured), 1.310%, VRD	1,200,000	1,200,000
Orange County Apartment Development Revenue (Seaside Meadow Partners), Series C (FHLMC Insured), 1.300%, VRD	16,200,000	16,200,000
Orange County Improvement Board (Assessment District No. 88-1), 1.500%, VRD	3,100,000	3,100,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (FSA Insured), 1.580%, VRD(1),(2)	1,075,000	1,075,000
Orange County Water District Revenue Certificates of Participation, Series A, 1.280%, VRD	75,650,000	75,650,000
Philadelphia, Pennsylvania Hospitals & Higher Educational Facilities Authority Hospital Revenue (Childrens Hospital of Philadelphia), Series C, 1.650%, VRD	40,000,000	40,000,000
Poway Unified School District (Citigroup ROCS, Series RR-II-R-12224) (FSA Insured), 1.550%, VRD(1),(2)	7,100,000	7,100,000
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue (JP Morgan PUTTERs, Series 2560) (FSA Insured), 1.630%, VRD(1),(2)	3,410,000	3,410,000

66

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Puerto Rico Commonwealth (MBIA Insured) (Pre-refunded with US Government Securities to 07/01/08 @ 101), 5.000%, due 07/01/08	$2,650,000	$2,676,500
Puerto Rico Commonwealth Refunding (Public Improvement), Series A-2 (FSA Insured), 1.570%, VRD	3,000,000	3,000,000
Series B, 1.800%, VRD	13,000,000	13,000,000
Series C (Mandatory Put 07/01/08 @100), (FSA Insured), 5.000%, due 07/01/08	22,000,000	22,000,000
Redlands Unified School District (Morgan Stanley Floater Certificates), Series 2383 (FSA Insured), 1.620%, VRD(1),(2)	2,085,000	2,085,000
Richmond Improvement Bond Act 1915 Limited Obligation (Improvement District No. 99-01), (Pre-refunded with US Government Securities to 09/02/08 @ 101), 7.200%, due 09/02/08	7,870,000	8,003,455
Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A, 1.430%, VRD	5,600,000	5,600,000
Roseville Electric Systems Revenue Certificates of Participation Refunding, Series A, 1.250%, VRD	13,500,000	13,500,000
Sacramento County Certificates of Participation (Administration Center and Courthouse Project), 1.320%, VRD	5,840,000	5,840,000
Sacramento Suburban Water District Certificates of Participation Refunding, Series A-1, 1.280%, VRD	3,600,000	3,600,000
Series A-2, 1.280%, VRD	3,100,000	3,100,000
Sacramento Unified School District Certificates of Participation (FSA Insured), 1.280%, VRD	18,900,000	18,900,000
San Bernardino County Certificates of Participation (County Center Refinancing Project), 1.280%, VRD	10,300,000	10,300,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A (FNMA Insured), 1.310%, VRD	3,035,000	3,035,000

67

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
San Diego Community College District (Citigroup ROCS, Series RR-II-R-12197) (FSA Insured), 1.550%, VRD(1),(2)	$16,830,000	$16,830,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 1.250%, VRD	17,750,000	17,750,000
Series C, 1.230%, VRD	28,000,000	28,000,000
San Diego Unified School District Tax and Revenue Anticipation Notes, 3.000%, due 07/01/09	20,000,000	20,269,600
San Francisco Bay Area Rapid Transportation District Sales Tax Revenue (ABN AMRO MuniTops Certificates Trust, Series 2007-12) (FSA Insured), 1.560%, VRD(1),(2)	1,675,000	1,675,000
San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4), 1.320%, VRD	10,340,000	10,340,000
1.500%, VRD	4,000,000	4,000,000
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue (Morgan Stanley Floater Certificates), Series 2370, 1.570%, VRD(1),(2)	7,100,000	7,100,000
San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project), Series A, 1.260%, VRD	5,710,000	5,710,000
San Mateo County Community College District (Morgan Stanley Floater Certficates), Series 2175 (MBIA Insured), 2.020%, VRD(1),(2)	1,424,500	1,424,500
San Mateo Union High School District Tax and Revenue Anticipation Notes, 3.000%, due 07/01/09	22,375,000	22,672,140
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project), Series A, 1.330%, VRD	475,000	475,000
Santa Clara County Financing Authority Lease Revenue (VMC Facilities Replacement Project), Series B, 1.350%, VRD	7,700,000	7,700,000
Santa Clara Electrical Revenue, Subseries A, 2.300%, VRD	8,585,000	8,585,000

68

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(concluded)
Santa Clara Unified School District Tax and Revenue Anticipation Notes, 4.500%, due 07/01/08	$12,000,000	$12,000,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 1.350%, VRD	16,840,000	16,840,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (FSA Insured), 1.580%, VRD(1),(2)	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (FSA Insured), 1.620%, VRD(1),(2)	4,110,000	4,110,000
Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured), 1.310%, VRD	15,050,000	15,050,000
Simi Valley School Financing Authority Revenue (Morgan Stanley Floater Certificates), Series 2316 (FSA Insured), 1.620%, VRD(1),(2)	5,260,000	5,260,000
South Placer Wastewater Authority Wastewater Revenue Refunding, Series B, 1.250%, VRD	22,500,000	22,500,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (FSA Insured), 1.580%, VRD(1),(2)	3,730,000	3,730,000
Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project), 1.500%, VRD	4,935,000	4,935,000
Tustin Unified School District Special Tax (JP Morgan PUTTERs), Series 2558Z, (FSA Insured), 1.580%, VRD(1),(2)	2,155,000	2,155,000
Series 2561Z, (FSA Insured), 1.580%, VRD(1),(2)	2,090,000	2,090,000
University of California Revenue (JP Morgan PUTTERs, Series 2649Z), 1.550%, VRD(1),(2)	1,900,000	1,900,000
Weber County Utah Hospital Revenue (IHC Health Services), Series C, 1.700%, VRD	25,550,000	25,550,000
Total municipal bonds and notes (cost—$1,654,888,587)		1,654,888,587

69

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Tax-exempt commercial paper—5.89%
California Educational Facilities Authority Revenue Refunding (Carnegie Institute of Washington), 1.350%, due 07/09/08	$8,500,000	$8,500,000
1.530%, due 10/09/08	9,000,000	9,000,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente), 1.480%, due 09/04/08	5,000,000	5,000,000
Contra Costa Transportation Authority, 1.980%, due 07/09/08	14,000,000	14,000,000
1.600%, due 09/05/08	3,000,000	3,000,000
Contra Costa Water District, 1.300%, due 07/10/08	4,000,000	4,000,000
Los Angeles Airport, 1.500%, due 09/09/08	7,000,000	7,000,000
Northern California Transmission Agency, 1.520%, due 09/10/08	14,200,000	14,200,000
Orange County Transportation Authority, 1.000%, due 08/05/08	3,850,000	3,850,000
Sacramento Municipal Utility District, 1.800%, due 08/12/08	6,500,000	6,500,000
San Francisco County Transportation Authority, 0.800%, due 07/08/08	7,500,000	7,500,000
San Jose International Airport, 1.450%, due 07/07/08	8,289,000	8,289,000
University of Texas, 1.550%, due 08/08/08	13,000,000	13,000,000
Total tax-exempt commercial paper (cost—$103,839,000)		103,839,000
	Number of shares
Money market fund(3)—2.54%
BlackRock Liquidity Fund California Municipal Fund Portfolio Institutional Class, 1.350%, (cost—$44,800,000)	44,800,000	44,800,000
Total investments (cost—$1,803,527,587 which approximates cost for federal income tax purposes)—102.31%		1,803,527,587
Liabilities in excess of other assets—(2.31)%		(40,718,399)
Net assets (applicable to 1,763,069,956 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$1,762,809,188

70

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2008

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 17.82% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Rate shown reflects yield at June 30, 2008.

ACES	Adjustable Convertible Extendable Securities
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
ST	State
TR	Tax Exempt Receipt
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2008 and reset periodically.

Weighted average maturity—26 days

See accompanying notes to financial statements

71

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—89.81%
New York State Dormitory Authority Revenue (Cornell University), Series B, 1.650%, VRD	$600,000	$600,000
New York State Dormitory Authority Revenue (Metropolitan Museum of Art), 1.200%, VRD	5,847,000	5,847,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B, 1.300%, VRD	15,300,000	15,300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Cornell University), Series C, 1.600%, VRD	10,800,000	10,800,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.250%, VRD	51,400,000	51,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A (FNMA Insured), 1.400%, VRD	8,690,000	8,690,000
New York State Dormitory Authority Revenue (Oxford University Press Inc.), 1.750%, VRD	12,815,000	12,815,000
New York State Dormitory Authority Revenue (Wagner College), 1.450%, VRD	1,900,000	1,900,000
New York State Dormitory Authority Revenue Secondary Issues (Citigroup Eagle Class A Certificates 200070096), 1.530%, VRD(1),(2)	7,000,000	7,000,000
New York State Dormitory Authority Revenue Secondary Issues (Morgan Stanley Floater Certificates), Series 1971, 1.530%, VRD(1),(2)	5,128,000	5,128,000
Series 2867 (Assured Guaranty Insured), 1.580%, VRD(1),(2)	5,400,000	5,400,000
New York State Dormitory Authority Revenue Secondary Issues (Wachovia Bank Merlots, Series A-06) (FSA Insured), 1.760%, VRD(1),(2)	4,190,000	4,190,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 1.250%, VRD	6,500,000	6,500,000
Series B, 1.250%, VRD	10,000,000	10,000,000

72

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1, 1.420%, VRD	$6,000,000	$6,000,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666), 1.580%, VRD(1),(2)	3,360,000	3,360,000
New York State Housing Finance Agency Revenue (Housing Historic Front Street), Series A, 1.430%, VRD	3,800,000	3,800,000
New York State Housing Finance Agency Revenue (Normandie Court I Project), 1.400%, VRD	12,060,000	12,060,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A (FNMA Insured), 1.450%, VRD	27,100,000	27,100,000
New York State Housing Finance Agency Service Contract Revenue Refunding, Series A, 1.450%, VRD	19,900,000	19,900,000
Series D, 1.450%, VRD	9,600,000	9,600,000
New York State Housing Finance Agency State Personal Income Tax Revenue (Economic Development), Series C, 1.450%, VRD	15,000,000	15,000,000
New York State Local Government Assistance Corp., Series B, 1.300%, VRD	5,300,000	5,300,000
Series E, 1.400%, VRD	11,295,000	11,295,000
Series G, 1.390%, VRD	13,265,000	13,265,000
New York State Thruway Authority General Revenue (JP Morgan PUTTERs, Series 2551) (FSA Insured), 1.610%, VRD(1),(2)	1,665,000	1,665,000
New York State Thruway Authority Highway & Bridge Trust Fund (JP Morgan PUTTERs, Series 2032) (AMBAC Insured), 2.050%, VRD(1),(2)	15,450,000	15,450,000
New York State Thruway Authority Personal Income Tax Revenue (JP Morgan PUTTERs, Series 1186) (FSA Insured), 1.610%, VRD(1),(2)	6,215,000	6,215,000

73

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
New York State Urban Development Corp. Correctional & Youth Facilities Service, Series A, (Mandatory Put 01/01/09 @100) 5.250%, due 01/01/09	$23,825,000	$24,308,225
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-3 (Assured Guaranty Insured), 1.520%, VRD	8,000,000	8,000,000
Series A-5, 1.450%, VRD	11,800,000	11,800,000
Albany County Airport Authority Airport Revenue Refunding, Series A, 1.600%, VRD(3)	6,400,000	6,400,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 1.250%, VRD	6,335,000	6,335,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.), 1.510%, VRD	3,900,000	3,900,000
East Hampton Township Bond Anticipation Notes, Series B, 4.250%, due 08/28/08	3,583,000	3,586,406
Series D, 3.750%, due 11/25/08	3,000,000	3,005,482
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 1.520%, VRD	10,220,000	10,220,000
Erie County Industrial Development Agency School Facilities Revenue (JP Morgan PUTTERs), Series 2090 (FSA Insured), 1.610%, VRD(1),(2)	14,800,000	14,800,000
Series 2578 (FSA Insured), 1.610%, VRD(1),(2)	5,155,000	5,155,000
Erie County Industrial Development Agency School Facilities Revenue (Morgan Stanley Floater Certificates), Series 2675 (FSA Insured), 1.630%, VRD(1),(2)	8,000,000	8,000,000
Hewlett-Woodmere Union Free School District Bond Anticipation Notes, 4.000%, due 11/05/08	11,800,000	11,825,714

74

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Jericho Union Free School District Tax Anticipation Notes, 3.000%, due 06/19/09	$11,500,000	$11,639,928
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 1.520%, VRD	2,513,000	2,513,000
Long Island Power Authority Electric Systems Revenue, Subseries 1-A, 1.500%, VRD	14,000,000	14,000,000
Subseries 1-B, 1.650%, VRD	4,200,000	4,200,000
Subseries 3-B, 2.290%, VRD	29,800,000	29,800,000
Metropolitan Transportation Authority Commuter Facilities Revenue, Series A (MBIA Insured), 6.100%, due 07/01/08	1,800,000	1,800,000
Series B (MBIA Insured), 6.100%, due 07/01/08	3,100,000	3,100,000
Metropolitan Transportation Authority Revenue (Citigroup Eagle Class A Certificates 20070074) (FSA Insured), 1.600%, VRD(1),(2)	9,850,000	9,850,000
Metropolitan Transportation Authority Revenue (Citigroup Eagle Class A Certificates 20070095) (FSA Insured), 1.600%, VRD(1),(2)	6,000,000	6,000,000
Metropolitan Transportation Authority Revenue, Subseries E-2, 1.500%, VRD	6,300,000	6,300,000
Metropolitan Transportation Authority Revenue (Transportation), Subseries G-2, 2.000%, VRD	7,000,000	7,000,000
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project), 1.520%, VRD	7,500,000	7,500,000
Municipal Assistance Corp. for New York City, Series O, 5.250%, due 07/01/08	2,900,000	2,900,000
Nassau County Interim Finance Authority (Sales Tax Secured), Series E, 1.300%, VRD	10,000,000	10,000,000
New York City Capital Resources Corp. Revenue (Loan Enhanced Assistance), Series A, 1.450%, VRD	8,730,000	8,730,000

75

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
New York City (Fiscal 2008). Subseries J-3, 1.600%, VRD	$7,300,000	$7,300,000
Subseries J-10, 1.400%, VRD	11,110,000	11,110,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 1.400%, VRD	61,655,000	61,655,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured), 1.300%, VRD	6,500,000	6,500,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A (FNMA Insured), 1.350%, VRD	29,200,000	29,200,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured), 1.450%, VRD	10,000,000	10,000,000
New York City Industrial Development Agency Civic Facility Revenue (Allen Stevenson School), 1.580%, VRD	5,455,000	5,455,000
New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project), 1.450%, VRD	24,500,000	24,500,000
New York City Industrial Development Agency Civic Facility Revenue (Convent Sacred Heart School), 1.510%, VRD	3,150,000	3,150,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B, 1.600%, VRD	9,950,000	9,950,000
New York City Industrial Development Agency Civic Facility Revenue (Planned Parenthood Project), 1.450%, VRD	2,905,000	2,905,000
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (American Civil Project), 1.600%, VRD	8,000,000	8,000,000
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (Touro College), 1.450%, VRD	10,230,000	10,230,000
New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series A, 1.550%, VRD	4,800,000	4,800,000
Series B, 2.400%, VRD	67,855,000	67,855,000

76

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
New York City Industrial Development Agency Revenue (Liberty 123 Washington Project), 1.350%, VRD	$32,500,000	$32,500,000
New York City Industrial Development Agency Special Facility Revenue (New York Stock Exchange Project), Series B, 1.450%, VRD	6,699,000	6,699,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1, 2.400%, VRD	13,410,000	13,410,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs), Series 2489, 1.580%, VRD(1),(2)	1,300,000	1,300,000
Series 2540, 1.580%, VRD(1),(2)	1,940,000	1,940,000
Series 2559, 1.580%, VRD(1),(2)	2,000,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (ABN AMRO MuniTops Certificates Trust, Series 2004-46) (FSA Insured), 1.570%, VRD(1),(2)	12,000,000	12,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-3, 2.000%, VRD	35,125,000	35,125,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries C-1, 2.100%, VRD	12,685,000	12,685,000
New York City, Series E, 5.000%, due 11/01/08	2,000,000	2,013,446
Series H (Pre-refunded with US Government Securities to 03/15/09 @ 101), 5.250%, due 03/15/09	3,905,000	4,031,517
Subseries A-5, 1.450%, VRD	70,000	70,000
Subseries H-1, 1.600%, VRD	4,225,000	4,225,000
Subseries H-2, 1.410%, VRD	1,350,000	1,350,000
Subseries L-4, 2.100%, VRD	6,000,000	6,000,000

77

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
New York City Transitional Finance Authority (New York City Recovery), Series 3, Subseries 3-E, 1.600%, VRD	$10,725,000	$10,725,000
Series 3, Subseries 3-F, 1.650%, VRD	8,325,000	8,325,000
New York City Transitional Finance Authority Revenue (Depfa Floating Certificates, Series 3000), 1.550%, VRD(1),(2)	4,000,000	4,000,000
New York City Transitional Finance Authority Revenue (Morgan Stanley Floater Certificates), Series 2556, 1.530%, VRD(1),(2)	11,681,500	11,681,500
New York City Transitional Finance Authority, Subseries 2F, 1.650%, VRD	13,095,000	13,095,000
New York City Trust for Cultural Resources Revenue (Museum of Broadcasting), 1.300%, VRD	11,015,000	11,015,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series B-1, 1.500%, VRD	9,490,000	9,490,000
New York City Trust for Cultural Resources Revenue (Soloman R. Guggenheim), Series B, 1.450%, VRD	1,943,000	1,943,000
Niagara Falls Bridge Commission Toll Revenue, Series A (Assured Guaranty Insured), 1.250%, VRD	9,000,000	9,000,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 1.520%, VRD	6,855,000	6,855,000
Onondaga County Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series B, 1.200%, VRD	14,270,000	14,270,000
Otsego County Industrial Development Agency Civic Facilities Revenue (Mary Imogene Bassett), Series A, 1.590%, VRD	4,375,000	4,375,000
Penfield Central School District Bond Anticipation Notes, 3.000%, due 06/26/09	14,000,000	14,159,899
Port Authority of New York and New Jersey (Morgan Stanley Floater Certificates), Series 2677, 1.600%, VRD(1),(2),(3)	9,000,000	9,000,000

78

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue (Morgan Stanley Floater Certificates), Series 2551 (Assured Guaranty Insured), 1.600%, VRD(1),(2)	$3,750,000	$3,750,000
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue (JP Morgan PUTTERs, Series 2560) (FSA Insured), 1.630%, VRD(1),(2)	3,000,000	3,000,000
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 1.450%, VRD	18,000,000	18,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series B, 1.800%, VRD	16,500,000	16,500,000
Series C (FSA Insured), (Mandatory Put 07/01/08 @ 100), 5.000%, due 07/01/08	11,640,000	11,640,000
Series C (FSA Insured), (Mandatory Put 07/01/08 @ 100), 5.500%, due 07/01/08	2,080,000	2,080,000
Puerto Rico Electric Power Authority Power Revenue (Morgan Stanley Floater Certificates), Series 2603 (FSA Insured), 1.610%, VRD(1),(2)	3,475,000	3,475,000
Ramapo Housing Authority Revenue Facility (Spring Valley Homes Project), Series A (FNMA Insured), 1.530%, VRD(3)	7,500,000	7,500,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project), 1.520%, VRD	4,000,000	4,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C, 1.520%, VRD	8,835,000	8,835,000
Rockland County Industrial Development Agency Civic Facilities Revenue (Rockland Jewish Community Center), 1.470%, VRD	7,000,000	7,000,000
Saratoga County Industrial Development Agency Civic Facilities Revenue (Saratoga Hospital Project), Series A, 1.590%, VRD	3,955,000	3,955,000
St. Lawrence County Industrial Development Civic Facilities Revenue (St. Lawrence), 1.400%, VRD	8,725,000	8,725,000
Suffolk County Tax Anticipation Notes, 3.500%, due 08/14/08	26,000,000	26,021,552
Suffolk County Water Authority Bond Anticipation Notes, 1.300%, VRD	5,200,000	5,200,000

79

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(concluded)
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A, 1.250%, VRD	$2,500,000	$2,500,000
Triborough Bridge & Tunnel Authority Revenue (JP Morgan PUTTERs, Series 304) (MBIA Insured), 2.050%, VRD(1),(2)	7,910,000	7,910,000
Triborough Bridge & Tunnel Authority Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2002-31) (MBIA Insured), 1.900%, VRD(1),(2)	19,650,000	19,650,000
Triborough Bridge & Tunnel Authority Revenue, Series A, 1.300%, VRD	23,745,000	23,745,000
Triborough Bridge & Tunnel Authority Revenues (General Purpose), Series B, 1.440%, VRD	5,490,000	5,490,000
Triborough Bridge & Tunnel Authority Revenues Refunding, Subseries B-1, 1.440%, VRD	1,500,000	1,500,000
Subseries B-2, 1.410%, VRD	10,000,000	10,000,000
Troy Industrial Development Authority Civic Facility Revenue (Rensselaer Polytechnic), Series A, 1.250%, VRD	4,300,000	4,300,000
Total municipal bonds and notes (cost—$1,268,918,669)		1,268,918,669
Tax-exempt commercial paper—8.10%
New York State Environmental Quality, 1.530%, due 09/05/08	4,500,000	4,500,000
New York State Power Authority, 1.650%, due 07/01/08	5,358,000	5,358,000
1.500%, due 08/04/08	14,055,000	14,055,000
1.850%, due 08/06/08	16,425,000	16,425,000
1.870%, due 08/07/08	11,605,000	11,605,000
1.600%, due 09/12/08	2,500,000	2,500,000
1.650%, due 09/12/08	10,000,000	10,000,000
Metropolitan Transportation Authority, 1.900%, due 08/05/08	5,000,000	5,000,000
1.550%, due 08/29/08	10,000,000	10,000,000
1.600%, due 09/10/08	10,000,000	10,000,000

80

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Nassau County Water, 1.750%, due 07/01/08	$10,000,000	$10,000,000
New York City Municipal Water Authority, 1.680%, due 08/11/08	10,000,000	10,000,000
Port Authority of New York and New Jersey, 1.650%, due 08/12/08	5,000,000	5,000,000
Total tax-exempt commercial paper (cost—$114,443,000)		114,443,000
	Number of shares
Money market fund(4)—0.99%
BlackRock Liquidity Fund New York Municipal Fund Portfolio Institutional Class, 1.418% (cost—$14,000,000)	14,000,000	14,000,000
Total investments (cost—$1,397,361,669 which approximates cost for federal income tax purposes)—98.90%		1,397,361,669
Other assets in excess of liabilities—1.10%		15,537,745
Net assets (applicable to 1,412,966,202 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$1,412,899,414
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 12.17% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Security subject to Alternative Minimum Tax.
(4)	Rate shown reflects yield at June 30, 2008.

AMBAC	American Municipal Bond Assurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2008 and reset periodically.

Weighted average maturity—18 days

See accompanying notes to financial statements

81

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—92.68%
New Jersey Building Authority Building Revenue, Subseries A-1, 1.380%, VRD	$4,490,000	$4,490,000
Subseries A-2, 1.380%, VRD	3,000,000	3,000,000
Subseries A-3, 1.380%, VRD	1,960,000	1,960,000
Subseries A-4, 1.380%, VRD	7,390,000	7,390,000
New Jersey Economic Development Authority Economic Development Revenue (Diocese of Metuchen Project), 1.400%, VRD	3,850,000	3,850,000
New Jersey Economic Development Authority Economic Development Revenue (Institute of Electrical), Series A, 1.450%, VRD	270,000	270,000
New Jersey Economic Development Authority Manufacturing Facilities Revenue (Commerce Center Project), 1.490%, VRD	320,000	320,000
New Jersey Economic Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 2.050%, VRD	7,050,000	7,050,000
New Jersey Economic Development Authority Revenue (Bayonne Project Improvement), Series A, 2.000%, VRD	2,375,000	2,375,000
Series B, 2.000%, VRD	2,790,000	2,790,000
Series C, 2.000%, VRD	11,150,000	11,150,000
New Jersey Economic Development Authority Revenue (Crowley Liner Services Project), 1.440%, VRD	6,040,000	6,040,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project), 1.490%, VRD	855,000	855,000
New Jersey Economic Development Authority Revenue (Job Haines Home Project), 1.490%, VRD	1,000,000	1,000,000
New Jersey Economic Development Authority Revenue (Kenwood USA Corp. Project), 1.500%, VRD	405,000	405,000

82

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey Economic Development Authority Revenue (Lawrenceville School Project), 1.950%, VRD	$3,000,000	$3,000,000
Series B, 1.200%, VRD	600,000	600,000
New Jersey Economic Development Authority Revenue (MZR Real Estate Project), Series A, 1.600%, VRD(1)	2,845,000	2,845,000
New Jersey Economic Development Authority Revenue Refunding (El Dorado Terminals), Series B, 2.000%, VRD	500,000	500,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan), 1.430%, VRD	2,225,000	2,225,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project), 1.580%, VRD(1)	2,910,000	2,910,000
New Jersey Economic Development Authority Revenue (RFC Container Co., Inc.), 1.530%, VRD(1)	355,000	355,000
New Jersey Economic Development Authority Revenue (Stolthaven Project), Series A, 2.290%, VRD	6,505,000	6,505,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership), 1.700%, VRD(1)	1,000,000	1,000,000
2.000%, VRD(1)	440,000	440,000
New Jersey Economic Development Authority School Revenue (Facilities Construction), Subseries R-1, 1.700%, VRD	7,510,000	7,510,000
Subseries R-2, 1.950%, VRD	4,000,000	4,000,000
Subseries R-3, 2.350%, VRD	10,450,000	10,450,000
New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC), 1.630%, VRD(1)	3,200,000	3,200,000
New Jersey Educational Facilities Authority Revenue (Princeton University), Series B, 2.050%, VRD	11,238,000	11,238,000

83

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey Educational Facilities Authority Revenue (Princeton University), (concluded)
Series B, 2.850%, VRD	$4,663,000	$4,663,000
Series E, 5.500%, due 07/01/09	1,105,000	1,144,768
New Jersey Educational Facilities Authority Revenue Refunding (Institutional Advanced Study), Series B, 1.250%, VRD	8,300,000	8,300,000
New Jersey Educational Facilities Authority Revenue Refunding (St. Elizabeth College), Series F, 1.300%, VRD	10,000,000	10,000,000
New Jersey Health Care Facilities Authority (Community Hospital Group), Series A-1, 1.430%, VRD	5,355,000	5,355,000
New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B, 1.000%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (Citigroup ROCS, Series RR-II-R-11463) (Assured Guaranty Insured), 1.570%, VRD(2),(3)	2,600,000	2,600,000
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program), Series A-1, 1.520%, VRD	6,375,000	6,375,000
Series A-8, 1.430%, VRD	3,270,000	3,270,000
Subseries A-2, 1.490%, VRD	8,220,000	8,220,000
Subseries A-3, 1.480%, VRD	2,260,000	2,260,000
Subseries A-4, 1.520%, VRD	260,000	260,000
Subseries A-5, 1.520%, VRD	1,660,000	1,660,000
Subseries A-6, 1.480%, VRD	3,370,000	3,370,000
New Jersey Health Care Facilities Financing Authority Revenue (Matheny School Hospital), Series A-2, 1.400%, VRD	2,300,000	2,300,000

84

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey Health Care Facilities Financing Authority Revenue (Morgan Stanley Floater Certificates), Series 2866 (Assured Guaranty Insured), 1.600%, VRD(2),(3)	$4,410,000	$4,410,000
Series 2870 (Assured Guaranty Insured), 1.600%, VRD(2),(3)	4,950,000	4,950,000
New Jersey Health Care Facilities Financing Authority Revenue (Recovery Management System, Inc.) 1.500%, VRD	1,200,000	1,200,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A3, 1.510%, VRD	8,490,000	8,490,000
Series A4, 1.520%, VRD	2,705,000	2,705,000
New Jersey Health Care Facilities Financing Authority Revenue (Southern Ocean County Hospital), 1.430%, VRD	3,935,000	3,935,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), 1.400%, VRD	6,610,000	6,610,000
New Jersey Health Care Facilities Financing Authority Revenue (Wiley Mission Project), 1.500%, VRD	1,500,000	1,500,000
New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A, 1.440%, VRD	6,135,000	6,135,000
New Jersey State Housing & Mortgage Finance Agency Multi Family Revenue, Series H (FSA Insured), 1.500%, VRD	1,150,000	1,150,000
New Jersey State Housing & Mortgage Finance Agency Revenue (JP Morgan PUTTERs, Series 2619) (FSA Insured), 1.610%, VRD(2),(3)	2,550,000	2,550,000
New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N, 1.170%, VRD	2,140,000	2,140,000
New Jersey State Transportation Trust Fund Authority (JP Morgan PUTTERs, Series 1144) (FSA Insured), 1.610%, VRD(2),(3)	1,240,000	1,240,000
New Jersey State Turnpike Authority Turnpike Revenue, Series C-2 (FSA Insured), 1.550%, VRD	5,550,000	5,550,000

85

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey State Turnpike Authority Turnpike Revenue (Morgan Stanley Floater Certificates), Series 2672 (FSA Insured), 1.650%, VRD(2),(3)	$3,400,000	$3,400,000
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 1.500%, VRD	450,000	450,000
Connecticut Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 1.450%, VRD	3,300,000	3,300,000
Egg Harbor Township Bond Anticipation Notes, 4.250%, due 09/26/08	5,315,000	5,322,559
Garden State Preservation Trust Open Space & Farmland (Morgan Stanley Floater Certificates), Series 2608 (FSA Insured), 1.650%, VRD(2),(3)	7,200,000	7,200,000
Kinnelon Bond Anticipation Notes, 2.500%, due 02/27/09	1,864,600	1,872,430
Millburn Township Bond Anticipation Notes, 3.250%, due 01/15/09	4,800,000	4,812,620
Monroe Township Middlesex County Bond Anticipation Notes, 2.000%, due 02/12/09	11,570,967	11,617,698
New York City Housing Development Corp. Multi Family Revenue (Urban Horizons II-A), 1.540%, VRD(1)	4,100,000	4,100,000
Oregon (Veterans Welfare), Series 86 (Dexia Credit Insured), 1.700%, VRD	1,050,000	1,050,000
Port Authority of New York and New Jersey (JP Morgan PUTTERs, Series 1969) (FGIC Insured), 2.050%, VRD(1),(2),(3)	9,395,000	9,395,000
Port Authority of New York and New Jersey (Morgan Stanley Floater Certificates), Series 2677, 1.600%, VRD(1),(2),(3)	2,000,000	2,000,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue (Morgan Stanley Floater Certificates), Series 2550 (Assured Guaranty Insured), 1.600%, VRD(2),(3)	2,500,000	2,500,000
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue (JP Morgan PUTTERs, Series 2560) (FSA Insured), 1.630%, VRD(2),(3)	2,000,000	2,000,000

86

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2008

	Face amount	Value
Municipal bonds and notes—(concluded)
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Series A, 1.450%, VRD	$2,000,000	$2,000,000
Puerto Rico Commonwealth Refunding (Public Improvement), Series A-2 (FSA Insured), 1.570%, VRD	2,600,000	2,600,000
Series B, 1.800%, VRD	500,000	500,000
Rutgers State University Refunding, Series A, 1.350%, VRD	17,950,000	17,950,000
Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (ExxonMobil Project), 2.050%, VRD	11,700,000	11,700,000
Washington Township Morris County Bond Anticipation Notes, 4.250%, due 07/25/08	2,700,000	2,700,801
Total municipal bonds and notes (cost—$320,336,876)		320,336,876
Tax-exempt commercial paper—4.51%
New Jersey Economic Development Authority Revenue (Keystone Energy Service Co.), 1.580%, due 09/09/08	7,000,000	7,000,000
1.900%, due 10/09/08	3,000,000	3,000,000
New York State Port Authority, 1.650%, due 08/12/08	3,015,000	3,015,000
Port Authority of New York & New Jersey, 1.600%, due 09/08/08	2,565,000	2,565,000
Total tax-exempt commercial paper (cost—$15,580,000)		15,580,000
	Number of shares
Money market fund(4)—1.74%
BlackRock Liquidity Fund New Jersey Municipal Fund Portfolio Institutional Class, 1.484%, (cost—$6,000,000)	6,000,000	6,000,000
Total investments (cost—$341,916,876 which approximates cost for federal income tax purposes)—98.93%		341,916,876
Other assets in excess of liabilities—1.07%		3,698,571
Net assets (applicable to 345,593,050 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$345,615,447

87

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—June 30, 2008

(1)	Securities subject to Alternative Minimum Tax.
(2)

The fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 12.22% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Rate shown reflects yield at June 30, 2008.

FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
PUTTERs Puttable	Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2008 and reset periodically.

Weighted average maturity—19 days

See accompanying notes to financial statements

88

UBS RMA

Understanding your funds’ expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 to June 30, 2008.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds.

To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund.

89

UBS RMA

Understanding your funds’ expenses (unaudited) (continued)

The example does not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value January 1, 2008	Ending account value June 30, 2008	Expenses paid during period(1) 01/01/08—06/30/08
Actual	$1,000.00	$1,013.90	$2.75
Hypothetical (5% annual return before expenses)	1,000.00	1,022.13	2.77

(1)

Expenses are equal to the Portfolio’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS RMA U.S. Government Portfolio

	Beginning account value January 1, 2008	Ending account value June 30, 2008	Expenses paid during period(1) 01/01/08—06/30/08
Actual	$1,000.00	$1,009.30	$2.80
Hypothetical (5% annual return before expenses)	1,000.00	1,022.08	2.82

(1)

Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS RMA Tax-Free Fund Inc.

	Beginning account value January 1, 2008	Ending account value June 30, 2008	Expenses paid during period(1) 01/01/08—06/30/08
Actual	$1,000.00	$1,008.10	$2.85
Hypothetical (5% annual return before expenses)	1,000.00	1,022.03	2.87

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

90

UBS RMA

Understanding your funds’ expenses (unaudited) (concluded)

UBS RMA California Municipal Money Fund

	Beginning account value January 1, 2008	Ending account value June 30, 2008	Expenses paid during period(1) 01/01/08—06/30/08
Actual	$1,000.00	$1,007.60	$2.95
Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	2.97

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS RMA New York Municipal Money Fund

	Beginning account value January 1, 2008	Ending account value June 30, 2008	Expenses paid during period(1) 01/01/08—06/30/08
Actual	$1,000.00	$1,007.40	$2.99
Hypothetical (5% annual return before expenses)	1,000.00	1,021.88	3.02

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS RMA New Jersey Municipal Money Fund

	Beginning account value January 1, 2008	Ending account value June 30, 2008	Expenses paid during period(1) 01/01/08—06/30/08
Actual	$1,000.00	$1,006.50	$3.29
Hypothetical (5% annual return before expenses)	1,000.00	1,021.58	3.32

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

91

UBS RMA

Statement of operations

	For the year ended June 30, 2008

	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$635,107,009	$55,114,512
Securities lending income (includes $2,064,045; $0; $0; $0; $0; $0, respectively, earned from an affiliated entity)	7,109,737	552,847
	642,216,746	55,667,359

Expenses:
Investment advisory and administration fees	77,563,740	7,168,716
Service fees	19,390,935	2,218,304
Transfer agency and related services fees	6,931,452	321,045
Custody and accounting fees	2,171,785	248,450
Reports and notices to shareholders	469,530	20,726
Insurance expense	398,164	35,283
Federal and state registration fees	351,621	77,235
Directors’/Trustees’ fees	131,906	24,698
Professional fees	116,971	111,722
Interest expense	—	—
Other expenses	73,474	14,059
	107,599,578	10,240,238
Less: Fee waivers and/or expense reimbursements by investment advisor/administrator	(20,795,200)	(29,175)
Net expenses	86,804,378	10,211,063
Net investment income	555,412,368	45,456,296
Net realized gains from investment activities	1,552,125	189,231
Net increase in net assets resulting from operations	$556,964,493	$45,645,527

See accompanying notes to financial statements

92

For the year ended June 30, 2008
Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund	New Jersey Municipal Money Fund

$182,856,526	$40,992,798	$31,654,585	$7,260,576

—	—	—	—
182,856,526	40,992,798	31,654,585	7,260,576

25,485,634	6,266,653	5,098,324	1,280,139
8,224,179	1,905,088	1,499,418	346,521
2,174,868	375,624	326,028	101,496
921,108	213,370	167,935	40,427
169,685	27,751	22,295	4,173
147,134	34,482	23,572	5,886
367,503	57,205	58,301	44,853
63,353	22,662	20,427	13,437
146,436	135,986	135,699	125,370
18,397	—	—	—
73,887	15,372	12,260	9,813
37,792,184	9,054,193	7,364,259	1,972,115

(49,815)	(11,143)	(9,385)	(2,454)
37,742,369	9,043,050	7,354,874	1,969,661
145,114,157	31,949,748	24,299,711	5,290,915
1,059,183	187,058	55,999	18,985
$146,173,340	$32,136,806	$24,355,710	$5,309,900

93

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2008	2007
UBS RMA Money Market Portfolio
From operations:
Net investment income	$555,412,368	$591,821,888
Net realized gains from investment activities	1,552,125	476,854
Net increase in net assets resulting from operations	556,964,493	592,298,742

Dividends to shareholders from:
Net investment income	(555,412,368)	(591,821,888)
Net increase in net assets from capital share transactions	3,651,088,488	2,510,236,899
Net increase in net assets	3,652,640,613	2,510,713,753

Net assets:
Beginning of year	13,138,665,784	10,627,952,031
End of year	$16,791,306,397	$13,138,665,784
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$45,456,296	$45,437,028
Net realized gains from investment activities	189,231	71,177
Net increase in net assets resulting from operations	45,645,527	45,508,205

Dividends to shareholders from:
Net investment income	(45,456,296)	(45,437,028)
Net increase in net assets from capital share transactions	1,351,096,367	181,669,807
Net increase in net assets	1,351,285,598	181,740,984

Net assets:
Beginning of year	1,027,190,904	845,449,920
End of year	$2,378,476,502	$1,027,190,904
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

94

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2008	2007
UBS RMA Tax-Free Fund
From operations:
Net investment income	$145,114,157	$135,538,846
Net realized gain (loss) from investment activities	1,059,183	(15,285)
Net increase in net assets resulting from operations	146,173,340	135,523,561

Dividends to shareholders from:
Net investment income	(145,114,157)	(135,538,846)
Net increase in net assets from capital share transactions	2,538,999,519	1,337,547,818
Net increase in net assets	2,540,058,702	1,337,532,533

Net assets:
Beginning of year	4,902,889,228	3,565,356,695
End of year	$7,442,947,930	$4,902,889,228
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$31,949,748	$31,364,664
Net realized gains from investment activities	187,058	1,374
Net increase in net assets resulting from operations	32,136,806	31,366,038

Dividends and distributions to shareholders from:
Net investment income	(31,949,748)	(31,364,664)
Net realized gain from investment activities	(35,679)	—
Total dividends and distributions to shareholders	(31,985,427)	(31,364,664)
Net increase in net assets from beneficial interest transactions	533,970,278	287,062,299
Net increase in net assets	534,121,657	287,063,673

Net assets:
Beginning of year	1,228,687,531	941,623,858
End of year	$1,762,809,188	$1,228,687,531
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

95

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2008	2007
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$24,299,711	$21,200,494
Net realized gains from investment activities	55,999	1,714
Net increase in net assets resulting from operations	24,355,710	21,202,208

Dividends to shareholders from:
Net investment income	(24,299,711)	(21,200,494)
Net increase in net assets from beneficial interest transactions	580,253,280	219,892,774
Net increase in net assets	580,309,279	219,894,488

Net assets:
Beginning of year	832,590,135	612,695,647
End of year	$1,412,899,414	$832,590,135
Accumulated undistributed net investment income	$—	$—

UBS RMA New Jersey Municipal Money Fund
From operations:
Net investment income	$5,290,915	$4,947,165
Net realized gain from investment activities	18,985	—
Net increase in net assets resulting from operations	5,309,900	4,947,165

Dividends to shareholders from:
Net investment income	(5,290,915)	(4,947,165)
Net increase in net assets from beneficial interest transactions	165,871,134	45,085,845
Net increase in net assets	165,890,119	45,085,845

Net assets:
Beginning of year	179,725,328	134,639,483
End of year	$345,615,447	$179,725,328
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

96

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97

UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	For the year ended June 30, 2008
Net asset value, beginning of year	$1.00
Net investment income	0.036
Dividends from net investment income	(0.036)
Distributions from net realized gains from investment activities	—
Total dividends and distributions	(0.036)
Net asset value, end of year	$1.00
Total investment return(2)	3.74%
Ratios/supplemental data:
Net assets, end of year (000’s)	$16,791,306
Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.56	%(3)
Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.69%
Net investment income to average net assets	3.58%

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

(3)

In addition to the waiver of advisory and administration fees by UBS Financial Services Inc., the Portfolio was reimbursed in the amount of $877,352 for overcharges related to prior fiscal periods for postage related expenses. The reimbursement represents less than 0.005%.

(4)

During the period from August 1, 2004 through June 30, 2005, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

98

For the years ended June 30,
2007	2006	2005		2004
$1.00	$1.00	$1.00		$1.00
0.048	0.037	0.016		0.005
(0.048)	(0.037)	(0.016)		(0.005)
—	—	(0.000	)(1)	(0.000	)(1)
(0.048)	(0.037)	(0.016)		(0.005)
$1.00	$1.00	$1.00		$1.00
4.87%	3.71%	1.65%		0.51%

$13,138,666	$10,627,952	$10,425,878		$12,434,286

0.58%	0.58%	0.58	%(4)	0.60%

0.71%	0.71%	0.58%		0.60%
4.76%	3.66%	1.59%		0.50%

99

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	For the year ended June 30, 2008
Net asset value, beginning of year	$1.00
Net investment income	0.029
Dividends from net investment income	(0.029)
Net asset value, end of year	$1.00
Total investment return(1)	2.93%
Ratios/supplemental data:
Net assets, end of year (000’s)	$2,378,477
Expenses to average net assets	0.58	%(2)
Net investment income to average net assets	2.56%

(1)

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

(2)

The Portfolio was reimbursed by UBS Financial Services Inc. in the amount of $29,175 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

100

For the years ended June 30,
2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00
0.046	0.034	0.015	0.005
(0.046)	(0.034)	(0.015)	(0.005)
$1.00	$1.00	$1.00	$1.00
4.67%	3.49%	1.50%	0.48%

$1,027,191	$845,450	$1,111,698	$1,250,917
0.63%	0.62%	0.61%	0.58%
4.58%	3.38%	1.49%	0.48%

101

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	For the year ended June 30, 2008
Net asset value, beginning of year	$1.00
Net investment income	0.023
Dividends from net investment income	(0.023)
Net asset value, end of year	$1.00
Total investment return(1)	2.35%
Ratios/supplemental data:
Net assets, end of year (000’s)	$7,442,948
Expenses to average net assets	0.57	%(2)
Net investment income to average net assets	2.21%

(1)

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(2)

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $49,815 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding reimbursement is the same since the reimbursement represents less than 0.005%.

See accompanying notes to financial statements

102

For the years ended June 30,
2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00
0.030	0.024	0.012	0.004
(0.030)	(0.024)	(0.012)	(0.004)
$1.00	$1.00	$1.00	$1.00
3.07%	2.40%	1.23%	0.38%

$4,902,889	$3,565,357	$3,406,614	$2,935,936
0.59%	0.60%	0.59%	0.60%
3.03%	2.38%	1.23%	0.38%

103

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the year ended June 30, 2008
Net asset value, beginning of year	$1.00
Net investment income	0.022
Dividends from net investment income	(0.022)
Distributions from net realized gains from investment activities	(0.000	)(1)
Total dividends and distributions	(0.022)
Net asset value, end of year	$1.00
Total investment return(2)	2.24%
Ratios/supplemental data:
Net assets, end of year (000’s)	$1,762,809
Expenses to average net assets	0.59	%(3)
Net investment income to average net assets	2.10%

(1)	Amount of distribution represents less than $0.0005 per share.
(2)

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(3)

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $11,143 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

(4)

During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

104

For the years ended June 30,
2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00
0.029	0.023	0.011	0.003
(0.029)	(0.023)	(0.011)	(0.003)
—	—	—	—
(0.029)	(0.023)	(0.011)	(0.003)
$1.00	$1.00	$1.00	$1.00
2.93%	2.29%	1.15%	0.31%

$1,228,688	$941,624	$808,762	$739,133
0.62%	0.63%	0.64%	0.65	%(4)
2.89%	2.28%	1.16%	0.31%

105

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the year ended June 30, 2008
Net asset value, beginning of year	$1.00
Net investment income	0.021
Dividends from net investment income	(0.021)
Net asset value, end of year	$1.00
Total investment return(1)	2.23%
Ratios/supplemental data:
Net assets, end of year (000’s)	$1,412,899
Expenses to average net assets	0.61	%(2)
Net investment income to average net assets	2.03%

(1)

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(2)

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $9,385 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

(3)

During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

106

For the years ended June 30,
2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00
0.029	0.023	0.011	0.003
(0.029)	(0.023)	(0.011)	(0.003)
$1.00	$1.00	$1.00	$1.00
2.95%	2.28%	1.13%	0.29%

$832,590	$612,696	$596,071	$562,396
0.67%	0.67%	0.67%	0.67	%(3)
2.92%	2.27%	1.12%	0.29%

107

UBS RMA New Jersey Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the year ended June 30, 2008
Net asset value, beginning of year	$1.00
Net investment income	0.020
Dividends from net investment income	(0.020)
Net asset value, end of year	$1.00
Total investment return(1)	2.05%
Ratios/supplemental data:
Net assets, end of year (000’s)	$345,615
Expenses to average net assets	0.68	%(2)
Net investment income to average net assets	1.83%

(1)

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(2)

The Fund was reimbursed by UBS Financial Services Inc. in the amount of $2,454 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

(3)

During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

108

For the years ended June 30,
2007	2006	2005	2004
$1.00	$1.00	$1.00	$1.00
0.028	0.021	0.010	0.002
(0.028)	(0.021)	(0.010)	(0.002)
$1.00	$1.00	$1.00	$1.00
2.85%	2.11%	1.05%	0.16%

$179,725	$134,639	$134,174	$137,440
0.75%	0.81%	0.79%	0.76	%(3)
2.82%	2.10%	1.02%	0.15%

109

UBS RMA

Notes to financial statements

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Market Series”) were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund (“RMA New Jersey”) and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, collectively, the “Funds”.

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

110

UBS RMA

Notes to financial statements

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Fund’s Board of Directors/Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of

111

UBS RMA

Notes to financial statements

default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

112

UBS RMA

Notes to financial statements

Investment advisor and administrator

Each Fund’s Board has approved an investment advisory and administration contract (“Advisory Contract”) for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio:
All	0.50	%†

†	UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the Money Market Portfolio (the “Portfolio”) so that the fee rate is reduced to the following: up to $1.0 billion in average daily net assets—0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets—0.44%; and over $1.5 billion in average daily net assets—0.36%. UBS Financial Services Inc. has further agreed to cap the Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s Shareholder Services Plan) so that the total of these does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.375% of the Portfolio’s average daily net assets. (UBS Financial Services Inc. is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and this waiver continues for as long as the Portfolio’s Shareholder Services Plan remains in effect). Accordingly, for the year ended June 30, 2008, UBS Financial Services Inc. waived $19,917,848 of its investment advisory and administration fees from the Portfolio. At June 30, 2008, UBS Financial Services Inc. owed the Portfolio $1,794,054 for fee waivers under the above agreement.

Average daily net assets	Annual rate
U.S. Government Portfolio, RMA California and RMA New York:
Up to $300 million	0.50%
In excess of $300 million up to $750 million	0.44%
Over $750 million	0.36%

RMA Tax-Free:
Up to $1.0 billion	0.50%
In excess of $1.0 billion up to $1.5 billion	0.44%
Over $1.5 billion	0.36%

RMA New Jersey:
Up to $300 million	0.45%
In excess of $300 million up to $750 million	0.39%
Over $750 million	0.31%

113

UBS RMA

Notes to financial statements

At June 30, 2008, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio	$6,934,271
U.S. Government Portfolio	788,794
RMA Tax-Free	2,438,980
RMA California	610,273
RMA New York	516,074
RMA New Jersey	129,174

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a “Sub-Advisory Contract”). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Fund’s average daily net assets.

Reimbursement for postage related charges from affiliate—Each Fund was reimbursed by UBS Financial Services Inc. in the amounts indicated below for overcharges related to prior fiscal periods for postage related expenses:

Money Market Portfolio	$877,352
U.S. Government Portfolio	29,175
RMA Tax-Free	49,815
RMA California	11,143
RMA New York	9,385
RMA New Jersey	2,454

Additional information regarding compensation to affiliate of a board member

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended June 30, 2008, the Funds

114

UBS RMA

Notes to financial statements

purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$10,091,388,844
U.S. Government Portfolio	47,199,063,900
RMA Tax-Free	3,295,332,500
RMA California	1,054,598,200
RMA New York	694,116,847
RMA New Jersey	165,709,500

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor or sub-advisor, it is believed that under normal circumstances such compensation represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Fund’s shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of average daily net assets, and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services. Currently, UBS Global AM (US) is compensated for providing such services at the annual rate of 0.125% of the Fund’s average daily net assets for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12% of the Fund’s average daily net assets. At June 30, 2008, the Funds owed UBS Global AM (US) for such service fees as follows:

Money Market Portfolio	$1,733,568
U.S. Government Portfolio	251,688
RMA Tax-Free	795,639
RMA California	189,701
RMA New York	157,048
RMA New Jersey	35,208

115

UBS RMA

Notes to financial statements

Transfer agency related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Funds’ transfer agent, and is compensated for these services by PNC, not the Funds.

For the year ended June 30, 2008, UBS Financial Services Inc. received from PNC, not the Funds, total transfer agency related services fees as follows:

Money Market Portfolio	$4,112,354
U.S. Government Portfolio	195,602
RMA Tax-Free	1,325,276
RMA California	226,493
RMA New York	193,388
RMA New Jersey	64,899

Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Funds’ securities lending program. UBS Securities LLC is the lending agent for each Fund. For the year ended June 30, 2008, UBS Securities LLC earned $1,599,464 and $147,550 in compensation from the Money Market Portfolio and the U.S. Government Portfolio, respectively, as the Funds’ lending agent. At June 30, 2008, the Money Market Portfolio and U.S. Government Portfolio owed UBS Securities LLC $67,458 and $66, respectively, in compensation as the Funds’ lending agent. At June 30, 2008, the Money Market Portfolio and U.S. Government Portfolio had securities on loan having a market value of $1,479,386,178 and $39,842,600, respectively. The U.S. Government

116

UBS RMA

Notes to financial statements

Portfolio’s custodian held a US Government security having a value of $41,638,069 as collateral for portfolio securities loaned as follows:

Principal amount (000)		Maturity date	Interest rate	Value
$34,445	US Treasury Inflation Index Bond	01/15/25	2.375%	$41,638,069

RMA Tax-Free, RMA California, RMA New York and RMA New Jersey did not loan any securities during the year ended June 30, 2008.

Bank line of credit

RMA Tax-Free participates with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, RMA Tax-Free has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to RMA Tax-Free at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the year ended June 30, 2008, RMA Tax-Free had an average daily amount of outstanding borrowing of $9,039,182 for 17 days with a related weighted average annualized interest rate of 4.31%, which resulted in $18,397 of interest expense.

117

UBS RMA

Notes to financial statements

Other liabilities and components of net assets

At June 30, 2008, the Funds had the following liabilities outstanding:

	Dividends payable	Loan payable	Payable for investments purchased	Payable to custodian	Payable for cash collateral from securities loaned	Other accrued expenses*
Money Market Portfolio	$6,645,899	—	—	$194,159	$1,511,868,388	$1,828,729
U.S. Government Portfolio	656,484	—	—	28,189	—	171,389
RMA Tax-Free	1,513,487	$26,827,579	$155,972,664	89,111	—	731,388
RMA California	331,914	—	53,076,840	21,247	—	196,522
RMA New York	260,526	—	—	921,932	—	190,625
RMA New Jersey	55,917	—	500,397	4,108	—	98,154

*	Excludes investment advisory and administration, service and securities lending fees.

At June 30, 2008, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain	Total net assets
Money Market Portfolio	$16,789,101,435	$2,204,962	$16,791,306,397
U.S. Government Portfolio	2,378,357,456	119,046	2,378,476,502
RMA Tax-Free	7,441,900,594	1,047,336	7,442,947,930
RMA California	1,762,631,871	177,317	1,762,809,188
RMA New York	1,412,812,611	86,803	1,412,899,414
RMA New Jersey	345,592,316	23,131	345,615,447

Federal tax status

Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision

118

UBS RMA

Notes to financial statements

for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and US Government Portfolio during the fiscal years ended June 30, 2008 and June 30, 2007 was ordinary income. The tax characteristics of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the fiscal years ended June 30, 2008 and June 30, 2007 were as follows:

For the year ended June 30, 2008:	RMA Tax-Free	RMA California	RMA New York	RMA New Jersey
Tax-exempt income	$144,867,279	$31,840,538	$24,184,601	$5,234,422
Ordinary income	246,878	144,889	115,110	56,493
Total distributions paid	$145,114,157	$31,985,427	$24,299,711	$5,290,915

For the year ended June 30, 2007:	RMA Tax-Free	RMA California	RMA New York	RMA New Jersey
Tax-exempt income	$135,538,846	$31,364,664	$21,200,494	$4,947,165
Ordinary income	—	—	—	—
Total distributions paid	$135,538,846	$31,364,664	$21,200,494	$4,947,165

At June 30, 2008, components of accumulated earnings on a tax basis for each of the Funds were as follows:

	Ordinary income	Tax-exempt income	Long-term capital gains	Accumulated capital and other losses	Total tax basis accumulated earnings
Money Market Portfolio	$8,850,861	—	—	—	$8,850,861
U.S. Government Portfolio	775,530	—	—	—	775,530
RMA Tax-Free	1,029,622	$1,517,445	$13,756	—	2,560,823
RMA California	152,363	356,868	—	—	509,231
RMA New York	55,383	291,946	—	—	347,329
RMA New Jersey	18,713	61,002	—	$(667)	79,048

During the fiscal year ended June 30, 2008, the Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA New York and RMA New Jersey utilized $1,117,507, $153,330, $520, $616 and $940, respectively, of capital loss carryforwards to offset current year realized gains.

119

UBS RMA

Notes to financial statements

In accordance with US Treasury regulations, RMA New Jersey has elected to defer realized capital losses of $667, arising after October 31, 2007. Such losses are treated for tax purposes as arising on July 1, 2008.

At June 30, 2008, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Portfolios’ net assets as follows:

	Accumulated undistributed net investment income	Paid in capital
RMA Tax-Free	$1,852	$(1,852)
RMA California	1,399	(1,399)
RMA New York	250	(250)
RMA New Jersey	734	(734)

These differences are due to the tax treatment of nondeductible excise tax payments made during the fiscal year.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. The implementation of FIN 48 resulted in no material liabilities for unrecognized tax benefits and no material changes to the beginning net asset values of the Funds.

As of and during the year ended June 30, 2008, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of operations. During the year ended June 30, 2008, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities. The adoption of FIN 48 had no impact on the operations of the Funds for the year ended June 30, 2008.

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

120

UBS RMA

Notes to financial statements

For the year ended June 30, 2008:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	169,915,764,681	18,374,482,748	63,911,737,064
Shares repurchased	(166,802,631,799)	(17,067,217,428)	(61,514,070,562)
Dividends reinvested	537,955,606	43,831,047	141,333,017
Net increase in shares outstanding	3,651,088,488	1,351,096,367	2,538,999,519

For the year ended June 30, 2007:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	154,676,730,641	9,531,666,788	47,733,271,766
Shares repurchased	(152,733,375,670)	(9,393,420,823)	(46,526,121,650)
Dividends reinvested	566,881,928	43,423,842	130,397,702
Net increase in shares outstanding	2,510,236,899	181,669,807	1,337,547,818

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the year ended June 30, 2008:	RMA California	RMA New York	RMA New Jersey
Shares sold	15,670,463,358	12,594,105,824	3,213,074,829
Shares repurchased	(15,167,654,352)	(12,037,455,300)	(3,052,320,054)
Dividends reinvested	31,161,272	23,602,756	5,116,359
Net increase in shares outstanding	533,970,278	580,253,280	165,871,134

For the year ended June 30, 2007:	RMA California	RMA New York	RMA New Jersey
Shares sold	13,201,265,615	8,986,531,965	2,282,954,970
Shares repurchased	(12,944,336,356)	(8,786,992,178)	(2,242,596,102)
Dividends reinvested	30,133,040	20,352,987	4,726,977
Net increase in shares outstanding	287,062,299	219,892,774	45,085,845

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UBS RMA

Report of Ernst & Young LLP, independent registered public accounting firm

The Boards of Directors/Trustees and Shareholders of UBS RMA:

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund Inc.

California Municipal Money Fund

New York Municipal Money Fund

New Jersey Municipal Money Fund

We have audited the accompanying statements of net assets of the UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (two of the series comprising UBS RMA Money Fund Inc.), UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (two of the series comprising UBS Managed Municipal Trust) and UBS RMA New Jersey Municipal Money Fund (the sole series comprising UBS Municipal Money Market Series) (collectively, the “Funds”) as of June 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and others, or by other appropriate auditing procedures where

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Report of Ernst & Young LLP, independent registered public accounting firm (concluded)

replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund at June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

August 26, 2008

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UBS RMA

General information (unaudited)

Quarterly Form N-Q portfolio schedules

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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UBS RMA

Supplemental information (unaudited)

Boards of Trustees & Officers

UBS RMA Money Fund Inc. (“RMA Money Fund”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free Fund”) (each a “Corporation”) were organized as Maryland corporations. UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are series of RMA Money Fund. UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Market Series”) (each a “Trust”) were formed as business trusts under the laws of the Commonwealth of Massachusetts. UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund are series of Managed Municipal Trust. UBS RMA New Jersey Municipal Money Fund is a series of Municipal Money Market Series. Each Corporation or Trust is governed by a Board of Directors or Trustees, respectively (sometimes referred to as “board members”), which oversees the operations of the applicable Fund. Each board member serves an indefinite term of office. Officers are appointed by the board members and serve at the pleasure of a Board. The table below shows, for each board member and officer, his or her name, address and age, the position held with the Corporation or Trust, the length of time served as a board member and officer of the Corporation or Trust, the board member’s and officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the board member or for which a person served as an officer, and other directorships held by such board member.

The Corporations’ and Trusts’ Statement of Additional Information contains additional information about the board members and is available, without charge, upon request, by calling 1-800-647 1568.

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Supplemental information (unaudited)

Interested Board Member

	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years
Meyer Feldberg††; 66 Morgan Stanley 1585 Broadway 33rd Floor New York, NY 10036	Director/ Trustee	Since 1991 (Managed Municipal Trust) Since 1992 (RMA Money Fund, RMA Tax-Free Fund) Since 1996 (Municipal Money Market Fund)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

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UBS RMA

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by board member	Other directorships held by board member
Professor Feldberg is a director or trustee of 30 investment companies (consisting of 62 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

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Supplemental information (unaudited)

Independent Board Members

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years
Richard Q. Armstrong; 73 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Director/Trustee and Chairman of the Board of Director/Trustees	Since 1996 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 67 207 Benedict Ave. Staten Island, NY 10314	Director/Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (International accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 61 McLarty Associates 900 17th Street, 8th Floor Washington, D.C. 20006	Director/Trustee	Since 1996	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 68 6754 Casa Grande Way Delray Beach, FL 33446	Director/Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a Managing Director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

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UBS RMA

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by board member	Other directorships held by board member
Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., IGT, Inc. (provides technology to gaming and wagering industry) and The Protective Group, Inc. (produces armor products).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

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UBS RMA

Supplemental information (unaudited)

Independent Board Members (concluded)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years
Heather R. Higgins; 48 255 E. 49th St, Suite 23D New York, NY 10017	Director/Trustee	Since 2005	Ms. Higgins is the President and Director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She had also served on the board of the Hoover Institution (executive committee) (1995-2000 and 2001-2007).

130

UBS RMA

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by board member	Other directorships held by board member
Ms. Higgins is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

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Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc, GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 42	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Michael J. Flook*; 43	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the mutual fund finance department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Elbridge T.Gerry III*; 51	Vice President	Since 1996 (Managed Municipal Trust) Since 2000 (Municipal Money Market Series, RMA Tax-Free Fund)	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of six investment companies (consisting of 10 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor, or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark F. Kemper**; 50	Vice President and Secretary	Since 2004	Mr. Kemper is general counsel of UBS Global AM—Americas region (since 2004). Mr. Kemper also is a managing director of UBS Global AM—Americas region (since 2006). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM (Americas)”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 40	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administrative department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Tammie Lee*; 37	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 39	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007), Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice President and assistant treasurer of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph McGill*; 46	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at J. P. Morgan Investment Management (from 1999 to 2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Ryan Nugent*; 30	Vice President	Since 2005	Mr. Nugent is an associate director (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax-free money market funds since February 2002. Mr. Nugent is a vice president of three investment companies (consisting of four portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Nancy Osborn*; 42	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an Assistant Vice President with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 34	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007) (prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of 4 investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Eric Sanders*; 42	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 52	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and senior member of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Kai R. Sotorp**; 49	President	Since 2006	Mr. Sotorp is the Head-Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002-2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001-2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000-2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000-2004). Mr. Sotorp is president of 21 investment companies (consisting of 105 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 47	Vice President and Assistant Secretary	Since 1995 (Managed Municipal Trust, RMA Money Fund, RMA Tax-Free Fund) Since 1996 (Municipal Money Market Series)	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 105 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

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Supplemental information (unaudited)

Officers (concluded)

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each board member holds office for an indefinite term. Each board member who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the board members and serve at the pleasure of the board.
††	Professor Feldberg is deemed an “interested person” of the Funds as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

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Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins

Principal Officers

Kai R. Sotorp President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Robert Sabatino Vice President (Taxable Funds) EIbridge T. Gerry III Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Financial Services Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Sub-Advisor and Sub-Administrator

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019-6114

Principal Underwriter

UBS Global Asset Management (US) Inc.

51 West 52nd Street

New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3.	Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $93,400 and $99,400, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $3,100 and $5,546, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2007 and 2006 semiannual financial statements and (2) review of the consolidated 2006 and 2005 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $19,100 and $25,000, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended June 30, 2008 and June 30, 2007, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through November 6, 2006)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit ]Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

[1]

The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2008 and June 30, 2007 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended June 30, 2008, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)	For the fiscal years ended June 30, 2008 and June 30, 2007, the aggregate fees billed by E&Y of $1,547,448 and $1,507,168, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2008	2007
Covered Services	$22,200	$30,546
Non-Covered Services	1,525,248	1,476,622

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant’s Report on Form N-CSR filed September 7, 2004 (Accession Number: 0001047469-04-028104)(SEC File No. 811-03946).

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 8, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 8, 2008